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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                         Pioneer Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
				Pioneer Strategic Income Fund
				Schedule of Investments 6/30/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value

				CONVERTIBLE CORPORATE BONDS - 3.0%
				Energy - 0.3%
				Oil & Gas Exploration & Production - 0.3%
	4,600,000		BB+/Ba1	Chesapeake Energy Corp., 2.25%, 12/15/38	$4,433,250
	15,310,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	14,123,475
					$18,556,725
				Oil & Gas Storage & Transportation - 0.0%+
	1,700,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$2,291,430
				Total Energy	$20,848,155
				Materials - 0.2%
				Diversified Metals & Mining - 0.2%
	11,800,000		BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$12,124,500
				Total Materials	$12,124,500
				Capital Goods - 0.2%
				Electrical Components & Equipment - 0.2%
	13,776,000		B/B3	General Cable Corp., 4.5%, 11/15/29 (Step)	$13,638,240
				Total Capital Goods	$13,638,240
				Consumer Durables & Apparel - 0.1%
				Homebuilding - 0.1%
	7,375,000		B/B2	KB Home, 1.375%, 2/1/19	$7,411,875
	4,280,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	3,910,850
					$11,322,725
				Total Consumer Durables & Apparel	$11,322,725
				Health Care Equipment & Services - 0.7%
				Health Care Equipment - 0.7%
	12,092,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	$15,167,902
	13,000,000		B+/NR	Hologic, Inc., 2.0%, 3/1/42 (Step)	14,210,625
	20,755,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	23,738,531
					$53,117,058
				Total Health Care Equipment & Services	$53,117,058
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.2%
	6,690,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	$7,526,250
	7,685,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)	8,760,900
					$16,287,150
				Total Pharmaceuticals, Biotechnology & Life Sciences	$16,287,150
				Software & Services - 0.4%
				Internet Software & Services - 0.0%+
	2,430,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	$2,554,538
				Application Software - 0.4%
	12,418,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$15,204,289
	9,565,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	9,553,044
					$24,757,333
				Total Software & Services	$27,311,871
				Technology Hardware & Equipment - 0.2%
				Computer Storage & Peripherals - 0.0%+
	190,000		BB+/NR	SanDisk Corp., 0.5%, 10/15/20 (144A)	$239,044
				Electronic Components - 0.2%
	13,410,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$12,965,794
				Total Technology Hardware & Equipment	$13,204,838
				Semiconductors & Semiconductor Equipment - 0.7%
				Semiconductor Equipment - 0.2%
	12,606,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$17,222,948
				Semiconductors - 0.5%
	24,862,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$30,906,574
	1,255,000		BB+/NR	ON Semiconductor Corp., 2.625%, 12/15/26	1,472,272
					$32,378,846
				Total Semiconductors & Semiconductor Equipment	$49,601,794
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $191,556,218)	$217,456,331

				PREFERRED STOCKS - 2.9%
				Energy - 0.1%
				Oil & Gas Storage & Transportation - 0.1%
	280,950	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$7,563,174
				Total Energy	$7,563,174
				Transportation - 0.1%
				Air Freight & Logistics - 0.1%
	2,313		NR/NR	CEVA Group Plc, 0.0%, 12/31/14 * (d)	$2,544,795
				Total Transportation	$2,544,795
				Banks - 0.6%
				Diversified Banks - 0.4%
	234,750	6.50	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$6,634,035
	783,175	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	21,466,827
					$28,100,862
				Regional Banks - 0.2%
	87,500	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$9,108,208
	316,400	6.62	BBB-/Ba1	Fifth Third Bancorp, Floating Rate Note (Perpetual)	8,473,192
					$17,581,400
				Total Banks	$45,682,262
				Diversified Financials - 1.2%
				Other Diversified Financial Services - 0.8%
	919,550	7.88	BB+/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$25,471,535
	642,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	17,750,658
	465,150	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	12,698,595
					$55,920,788
				Consumer Finance - 0.2%
	15,956		B/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$16,076,169
				Asset Management & Custody Banks - 0.1%
	236,600	5.90	BBB+/Baa2	State Street Corp., Floating Rate Note, 12/31/73	$6,198,920
				Investment Banking & Brokerage - 0.1%
	324,400	7.12	BB+/Ba3	Morgan Stanley, Floating Rate Note (Perpetual)	$9,041,028
				Total Diversified Financials	$87,236,905
				Insurance - 0.6%
				Property & Casualty Insurance - 0.3%
	250,000	5.95	BBB-/Ba1	Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)	$6,225,000
	631,450	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	15,868,338
					$22,093,338
				Reinsurance - 0.3%
	3,535,550	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$4,436,055
	13,000,000	0.00	NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	13,458,900
	57,000		NR/NR	Lorenz Re, Ltd., 0.0%, (Cat Bond) (Perpetual) * (d)	5,858,460
					$23,753,415
				Total Insurance	$45,846,753
				Real Estate - 0.1%
				Diversified REIT - 0.1%
	3,250		A-/A3	Firstar Realty LLC, 8.875% (Perpetual) (144A)	$4,040,156
				Office REIT - 0.0%+
	100,000		BB+/Baa3	Digital Realty Trust, Inc., 5.875% (Perpetual)	$2,204,000
				Total Real Estate	$6,244,156
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	572,600		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$15,133,818
				Total Telecommunication Services	$15,133,818
				TOTAL PREFERRED STOCKS
				(Cost $197,605,733)	$210,251,863

				CONVERTIBLE PREFERRED STOCKS - 1.1%
				Banks - 0.7%
				Diversified Banks - 0.7%
	38,527		BBB+/Baa3	Wells Fargo & Co., 7.5% (Perpetual)	$46,771,778
				Total Banks	$46,771,778
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.3%
	21,478		BB+/Ba3	Bank of America Corp., 7.25% (Perpetual)	$25,064,826
				Asset Management & Custody Banks - 0.1%
	101,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$6,369,312
				Total Diversified Financials	$31,434,138
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $72,928,868)	$78,205,916
	Shares
				COMMON STOCKS - 0.1%
				Transportation - 0.0%+
				Air Freight & Logistics - 0.0%+
	1,069			CEVA Group Plc *	$1,175,570
				Marine - 0.0%+
	1,695,067			Horizon Lines, Inc. *	$677,857
				Total Transportation	$1,853,427
				Consumer Services - 0.1%
				Education Services - 0.1%
	90,687			Cengage Learning Holdings II LP	$3,208,053
				Total Consumer Services	$3,208,053
				Diversified Financials - 0.0%+
				Other Diversified Financial Services - 0.0%+
	4,633			BTA Bank JSC (G.D.R.) (144A) *	$2,270
				Total Diversified Financials	$2,270
				Real Estate - 0.0%+
				Real Estate Development - 0.0%+
	269,588			Newhall Land Development LLC *	$1,213,146
				Total Real Estate	$1,213,146
				TOTAL COMMON STOCKS
				(Cost $8,487,297)	$6,276,896
	Principal Amount ($)
				ASSET BACKED SECURITIES - 3.7%
				Materials - 0.1%
				Paper Products - 0.1%
	5,870,000		NR/NR	Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (144A)	$5,870,059
				Total Materials	$5,870,059
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	2,737,015		A/NR	Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)	$2,756,721
	1,631,260		BBB/NR	Westgate Resorts 2012-2 LLC, 4.5%, 1/20/25 (144A)	1,656,708
	2,468,846		NR/NR	Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)	2,472,056
	822,949		NR/NR	Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	833,662
	1,280,350		A/NR	Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	1,286,368
					$9,005,515
				Total Consumer Services	$9,005,515
				Food & Staples Retailing - 0.3%
				Food Retail - 0.3%
	17,522,181		BBB-/NR	CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$17,997,295
				Total Food & Staples Retailing	$17,997,295
				Health Care Equipment & Services - 0.0%+
				Health Care Distributors - 0.0%+
	3,250,000	3.08	BBB/NR	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	$3,258,125
				Total Health Care Equipment & Services	$3,258,125
				Banks - 2.3%
				Thrifts & Mortgage Finance - 2.3%
	4,629,143	0.30	BB/Baa1	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	$4,487,501
	47,339	0.55	AAA/NR	ACE Securities Corp. Home Equity Loan Trust Series 2005-SD3, Floating Rate Note, 8/25/45	47,197
	1,277,380	6.50	BBB+/A2	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	1,326,556
	3,358,465	0.42	BB+/Baa3	Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35	3,167,214
	519,021	1.43	CCC/Caa3	Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32	363,968
	812,103		NR/NR	Bayview Opportunity Master Fund IIa Trust 2013 Trust 2013-2RPL, 3.721%, 3/28/18 (Step) (144A)	815,807
	1,335,518		NR/NR	Bayview Opportunity Master Fund Trust 2013-3RPL, 3.721%, 4/28/18 (Step) (144A)	1,344,636
	1,116,616		A/NR	Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	1,140,051
	17,939	0.60	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-3, Floating Rate Note, 9/25/35	17,934
	729,803	0.43	AA+/Aa1	Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36	721,483
	2,797,000		BBB/NR	Carnow Auto Receivables Trust 2013-1, 2.98%, 11/15/17 (144A)	2,811,637
	2,104,578	0.89	AA/Baa3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	2,102,178
	164,455	0.55	AA+/A1	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	162,340
	1,169,484	0.26	D/Ba3	Carrington Mortgage Loan Trust Series 2006-FRE1, Floating Rate Note, 7/25/36	1,138,514
	1,700,000	1.30	NR/Aa2	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	1,712,990
	5,843,780		BB-/Ba2	Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)	6,089,218
	4,295,804		B+/B2	Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)	4,521,244
	2,300,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.948%, 9/25/36 (Step)	1,160,748
	9,206,036		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	9,669,192
	5,509,019		B-/B2	Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)	5,794,716
	4,155,000		B/Caa1	Citicorp Residential Mortgage Trust Series 2007-2, 5.75274%, 6/25/37 (Step)	4,327,416
	2,150,000	0.90	BBB+/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	2,071,934
	4,371,015	4.00	AA/NR	Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	4,550,423
	219,110	6.24	BBB/Baa3	Conseco Financial Corp., Floating Rate Note, 12/1/28	225,023
	8,561	0.52	AA+/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	8,446
	1,144,005	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	1,146,290
	1,254,315	5.07	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	1,278,110
	978,635	0.40	B/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	956,184
	3,009,187	0.33	B-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	2,882,359
	92,740	0.34	B-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36	90,284
	2,500,000		AA/NR	Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)	2,533,088
	1,600,000		NR/Ba2	Credit-Based Asset Servicing and Securitization LLC, 5.6472%, 10/25/36 (Step) (144A)	1,562,368
	1,502,149	0.24	CCC/B1	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	1,220,633
	2,887,500		A/NR	Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)	2,901,975
	1,253,827	1.05	BB+/Ba2	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)	1,236,879
	206,737		AAA/Aaa	Equity One Mortgage Pass-Through Trust 2004-1, 4.205%, 4/25/34 (Step)	208,788
	3,000,000		BBB/NR	Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	3,064,050
	159,075	1.23	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	158,838
	283,110	0.83	AA+/NR	First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35	281,987
	1,600,000		BBB/NR	First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	1,602,936
	8,417,841		NR/NR	GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)	8,433,691
	5,234,321	0.40	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	5,210,264
	647,627	0.45	A/NR	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	639,984
	976,000		A/NR	HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)	993,568
	1,869,318	0.53	A+/A2	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	1,806,823
	2,285,969	0.32	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	2,234,482
	5,818,100		BBB/NR	Icon Brands Holdings LLC, 4.229%, 1/25/43 (144A)	5,872,613
	905,707	0.85	AA+/A2	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	903,273
	718,011	0.30	BB/Baa3	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	703,921
	3,139,702		NR/Aa2	Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)	3,160,738
	2,141,566		NR/Baa1	Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	2,165,552
	888,060		BBB+/Baa1	Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40	936,251
	5,660,683	0.40	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	5,026,200
	4,280,484	2.40	A+/A3	Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32	4,277,938
	1,652,722	0.30	B-/B3	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	1,568,463
	8,000,000	3.75	AAA/NR	New Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 1/25/54 (144A)	8,277,008
	2,085,696	0.95	AA+/NR	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	2,038,768
	2,020,836	5.91	AA/A3	Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35	2,141,357
	1,753,768	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	1,804,459
	671,681	5.73	AA/A3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	703,806
	1,307,819	5.46	AA/A3	Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36	1,366,492
	428,093		NR/A2	Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)	430,768
	5,785	0.32	BBB+/Baa1	RASC Series 2006-KS3 Trust, Floating Rate Note, 4/25/36	5,779
	1,250,568		A+/NR	Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)	1,380,315
	10,000,000		A/NR	Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	10,073,280
	5,000,000		A/NR	Springleaf Funding Trust 2014-A, 2.41%, 12/25/22 (144A)	5,008,825
	1,078,655		A+/NR	STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	1,098,243
	12,161	0.75	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	12,158
	2,216,909	0.35	CCC/Ba3	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	2,149,415
	918,675	0.28	CCC/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	913,254
	197,413	7.00	NR/A3	UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29	199,484
	902,577	0.56	AAA/A3	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	900,131
	965,613	0.53	AA+/NR	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	951,520
					$164,291,958
				Total Banks	$164,291,958
				Diversified Financials - 0.9%
				Other Diversified Financial Services - 0.2%
	800,000		NR/Baa2	Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)	$805,788
	2,335,815		AA/NR	Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)	2,422,726
	2,374,745		A/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	2,467,173
	1,314,313		A+/NR	Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)	1,325,635
	600,000		A-/NR	Tidewater Auto Receivables Trust 2012-A, 2.83%, 10/15/19	611,288
	3,275,000	1.85	B/B2	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	3,220,235
					$10,852,845
				Specialized Finance - 0.2%
	13,747,805		BBB+/Baa1	Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	$14,773,694
	971,985		NR/A2	Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	975,630
	2,218,502		NR/Aaa	JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	2,342,612
					$18,091,936
				Consumer Finance - 0.4%
	1,839,000		BBB+/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$1,869,603
	2,435,000	1.60	NR/Aa2	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	2,435,468
	1,600,000		NR/Aaa	AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17	1,656,296
	3,350,000		A+/NR	AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	3,363,286
	3,026,000		NR/A2	California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)	3,133,338
	3,165,000		A+/Baa1	Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21	3,174,758
	500,000		A+/NR	First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	501,072
	719,396		AAA/NR	First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	722,650
	3,233,333		A/NR	Global SC Finance II SRL, 4.11%, 7/19/27 (144A)	3,245,458
	10,116	0.41	A+/Ba1	Home Equity Loan Trust 2003-HS4, Floating Rate Note, 1/25/29	9,184
	2,416,703		AA+/NR	Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)	2,439,120
	1,350,000		NR/Aa1	Santander Drive Auto Receivables Trust 2014-2, 1.62%, 2/15/19	1,357,929
	2,420,000		AA/Aaa	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	2,484,299
	3,700,000		A/Aaa	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	3,803,385
					$30,195,846
				Asset Management & Custody Banks - 0.1%
	4,286,875		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$4,286,875
				Total Diversified Financials	$63,427,502
				TOTAL ASSET BACKED SECURITIES
				(Cost $257,265,349)	$263,850,454

				COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
				Banks - 7.3%
				Thrifts & Mortgage Finance - 7.3%
	4,412	2.53	BBB+/Ba3	Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35	$4,292
	3,426,565		BB-/NR	Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	3,614,389
	5,962,966		BBB+/NR	Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	6,241,735
	1,045,891		BB-/B2	Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	1,071,067
	3,414,287		BBB-/B3	Alternative Loan Trust 2004-2CB, 5.75%, 3/25/34	3,449,720
	192,321	0.55	BBB+/Ba1	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	191,708
	627,400		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	640,769
	1,614,870		AA+/Baa1	Alternative Loan Trust Resecuritization 2003-23T2R REMICS, 4.25%, 9/25/33	1,585,308
	3,138,056	2.32	AA+/Ba1	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	3,171,250
	3,450,076		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	3,577,460
	3,751,471		NR/Baa2	Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	3,906,377
	1,926,607		NR/B2	Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	1,927,291
	1,787,851		NR/Ba3	Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20	1,813,321
	999,759		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	1,034,239
	312,555		NR/B3	Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19	321,058
	1,257,117		NR/B2	Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	1,269,166
	2,247,731		NR/B2	Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	2,278,077
	3,528,834		NR/Ba3	Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19	3,589,654
	4,039,461		CCC/NR	Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36	4,081,714
	1,408,187	0.28	BB-/A	Banc of America Funding 2010-R4 Trust REMICS, Floating Rate Note, 8/26/36 (144A)	1,397,652
	2,827,698	2.74	NR/Baa3	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	2,831,767
	2,934,281	2.78	NR/Baa3	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	2,917,250
	5,276,291	2.82	NR/Ba2	Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33	5,344,708
	1,848,334	5.12	BBB+/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	1,856,094
	3,949,203		A+/NR	Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	4,017,643
	448,504		B-/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	455,064
	110,782		AA+/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	111,521
	23,619,004		NR/Caa2	Bayview Commercial Asset Trust, 0.0%, 7/25/37 (Step) (144A) (d)	136,990
	40,799,829		NR/Caa2	Bayview Commercial Asset Trust, 3.53033%, 9/25/37 (Step) (144A)	2,643,829
	1,878,961	1.15	A/Baa1	Bayview Commercial Asset Trust, Floating Rate Note, 1/25/35 (144A)	1,689,023
	1,164,434	2.98	NR/NR	Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)	1,164,666
	1,303,759	2.61	A+/Baa3	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	1,314,496
	960,828	2.33	AA+/Baa2	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	964,779
	401,911	2.74	A+/Ba3	Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33	404,095
	1,160,657	4.82	CCC/B2	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	1,169,930
	3,612,827	3.20	BBB/Ba1	Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34	3,648,074
	548,899	7.66	AAA/Aaa	Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6, Floating Rate Note, 10/15/36 (144A)	550,769
	15,021	3.01	B-/B1	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	14,613
	78,892		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	84,810
	4,555,000	3.50	AAA/NR	Citigtoup Mortgage Loan Trust 2014-J1, Floating Rate Note, 6/25/44	4,583,696
	4,500,000	4.65	AA-/A3	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	4,500,225
	544,142	0.28	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	542,339
	581,244	4.81	NR/A2	COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)	581,360
	1,900,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/15/45	1,965,681
	3,650,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	3,688,789
	1,275,000		NR/Aa2	COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45	1,359,154
	4,047,000		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	4,029,064
	2,365,416		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45	2,352,960
	1,550,000	4.93	NR/Aa2	COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/10/44	1,706,914
	8,000,000		AAA/Aaa	COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	7,900,112
	3,875,000		NR/Aaa	Commercial Mortgage Pass Through Certificates, 2.822%, 11/15/45	3,815,585
	13,205,562		NR/Baa1	Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	14,171,708
	619,017		D/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	618,564
	2,311,541	2.57	BBB+/Ba2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	2,310,737
	5,359,324	2.45	BBB+/B1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	5,388,462
	3,017,034	1.15	NR/NR	CSMC Series 2010-14R REMICS, Floating Rate Note, 11/26/37 (144A)	2,821,862
	2,950,000	5.73	A/A2	DBUBS 2011-LC1 Mortgage Trust, Floating Rate Note, 11/10/46 (144A)	3,369,281
	6,767,000	5.58	NR/Aa2	DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)	7,639,929
	5,200,000	0.00	BB-/NR	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/19 (144A)	5,200,452
	2,312,696	2.57	BB-/B1	First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35	2,339,834
	3,462,362	2.57	B-/NR	First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	3,260,815
	2,178,035		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	2,048,701
	5,006,508		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	4,834,510
	8,789,269	0.42	BB/Ba2	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	8,439,491
	5,609,335		A-/Ba1	GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39	5,753,989
	5,800,000	2.75	NR/Baa3	GS Mortgage Securities Corp II, Floating Rate Note, 11/8/29 (144A)	5,905,374
	4,500,000		AA-/NR	GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	4,517,662
	4,000,000		NR/Aaa	GS Mortgage Securities Corp. II, 5.56%, 11/10/39	4,337,380
	7,000,000		AAA/NR	GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/10/46	6,995,842
	2,855,507	2.67	BBB+/NR	GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35	2,902,589
	217,681	2.37	AA+/Ba1	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	219,076
	6,500,000		AAA/NR	HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45	6,505,200
	3,367,113	0.79	BB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	3,208,879
	1,795,169	0.87	BBB-/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	1,748,272
	3,112,454	0.95	B-/Ba1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	2,981,846
	10,351,091	0.89	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	9,962,159
	3,377,968	0.91	B/Ba3	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	3,083,645
	6,646,763	0.67	BB+/Baa1	Impac CMB Trust Series 2005-2, Floating Rate Note, 4/25/35	6,207,977
	60,647	0.95	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	59,199
	2,057,618	0.50	AAA/Aaa	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	2,016,547
	6,678,679	0.35	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	6,209,201
	6,944,736	3.28	AAA/NR	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	6,924,402
	4,000,000		B/B3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45	4,105,984
	3,187,692	0.51	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	3,006,003
	4,400,000		AAA/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	4,683,092
	1,300,000	5.69	A/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)	1,468,173
	5,200,000		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46	5,643,030
	4,000,000	3.98	AA/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/15/45 (144A)	4,117,844
	4,581,412	3.50	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	4,801,173
	6,500,000	1.95	A-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	6,528,249
	4,570,000	3.11	BB/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	4,598,348
	6,750,000	1.85	A-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	6,749,997
	666,069	2.61	A+/NR	JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34	668,923
	3,019,431		B-/Ba2	JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	3,068,518
	1,540,687	2.20	BBB+/Baa3	JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35	1,545,016
	3,877,339	3.50	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	3,898,944
	3,904,211	3.72	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	3,774,614
	3,541,060	3.50	AAA/NR	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	3,510,841
	2,651,282	4.00	AAA/NR	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	2,745,941
	1,526,815	2.75	NR/NR	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	1,582,640
	4,681,839		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30	4,787,597
	3,010,000		NR/Baa1	LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)	3,082,541
	2,006,001	0.35	BBB+/Aa3	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	1,861,114
	1,412,587	1.10	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,402,820
	1,796,386	0.37	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,658,841
	2,236,365	0.40	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	2,092,896
	4,920,000	5.33	NR/A1	LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)	5,002,872
	926,944	2.13	A+/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	926,698
	1,061,284		AA+/Baa1	MASTR Alternative Loan Trust 2003-5, 6.5%, 6/25/33	1,096,522
	2,478,799		BB+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	2,539,792
	1,329,453	6.03	A+/NR	MASTR Alternative Loan Trust 2004-13, Floating Rate Note, 1/25/35	1,410,270
	6,880,914		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	7,001,116
	3,373,411		A+/NR	MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35	3,425,651
	1,695,444	6.62	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	1,772,409
	1,192,077	2.40	BBB/B1	Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35	1,208,877
	1,427,239	0.93	BB+/B2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29	1,226,755
	4,320,599	2.47	BBB+/NR	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35	4,331,202
	4,458,761	3.75	AAA/NR	Nationstar Mortgage Loan Trust 2013-A, Floating Rate Note, 12/25/52 (144A)	4,542,363
	2,922,897	0.34	NR/NR	Nomura Resecuritization Trust 2011-3R, Floating Rate Note, 7/26/37 (144A)	2,836,964
	1,301,000	4.39	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	1,320,077
	10,784,950	3.25	AAA/NR	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	10,444,523
	2,000,442	0.40	BB+/Ba3	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35	1,978,736
	6,123,044		NR/NR	ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)	6,123,448
	1,555,720		NR/A2	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	1,578,444
	709,216		AA+/Baa1	RALI Series 2002-QS14 Trust, 5.5%, 9/25/32	729,140
	221,215		A+/Aa3	RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	223,198
	717,863		B/B1	RALI Series 2003-QS11 Trust, 5.25%, 6/25/33	747,478
	3,630,073	0.72	B+/Ba1	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	3,445,233
	3,663,873	0.70	B-/Ba2	RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33	3,407,717
	600,442		NR/Ba3	RALI Series 2003-QS14 Trust, 5.0%, 7/25/18	610,493
	2,044,595		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	2,080,280
	513,817		NR/Ba3	RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	531,321
	1,897,803	0.65	BB+/NR	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	1,852,259
	814,275	0.75	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	800,819
	1,599,799	0.73	A+/A2	RAMP Series 2004-SL1 Trust, Floating Rate Note, 10/25/31	1,190,831
	2,116,417		NR/Baa3	RCMC LLC, 5.62346%, 11/15/44 (144A)	2,179,983
	4,567,989	1.55	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	3,968,847
	792,029		B-/NR	Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35	805,963
	2,439,669	0.60	BBB+/NR	Residential Asset Securitization Trust 2004-A7, Floating Rate Note, 10/25/34	2,218,606
	4,385,225		NR/B3	RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35	4,527,652
	1,208,489	0.77	AA+/Baa3	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	1,183,680
	1,079,906	0.85	A+/Baa2	Sequoia Mortgage Trust 2004-8, Floating Rate Note, 9/20/34	1,036,294
	2,902,530	0.49	A+/Baa2	Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34	2,776,911
	1,816,545	0.37	BBB+/Ba1	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	1,684,882
	5,228,532	0.35	BBB+/Ba3	Sequoia Mortgage Trust 2005-3, Floating Rate Note, 5/20/35	4,879,182
	2,714,390	1.55	NR/Aaa	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/25/43	2,495,903
	7,078,920	3.00	AAA/NR	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	6,762,259
	3,414,830	2.25	NR/Aaa	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	3,233,550
	3,691,551	3.00	NR/Aaa	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	3,527,284
	2,612,110	3.00	NR/Aaa	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42	2,531,054
	206,011		NR/Baa3	SMA Issuer I LLC, 3.5%, 8/20/25 (144A)	206,073
	1,100,000	5.30	BBB/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	1,137,858
	1,153,811	2.86	BB/Ba2	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	1,167,980
	2,884,106	2.52	BBB-/B3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	2,867,226
	27,397	2.51	AA+/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	27,762
	5,190,163	0.90	A+/Ba1	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	4,972,347
	1,910,035		CC/Caa2	Structured Asset Securities Corp Trust 2005-15, 6.0%, 8/25/35	1,762,678
	3,422,782	2.69	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	3,425,877
	3,261,299	2.49	AA+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	3,298,973
	1,643,198	2.45	A+/Ba2	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	1,638,172
	3,808,359	1.63	AA+/Baa3	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	3,770,531
	3,358,007	1.77	AAA/Baa3	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	3,337,311
	750,000		AAA/Aa1	TimberStar Trust 1 REMICS, 5.668%, 10/15/36 (144A)	817,043
	6,646,000		BB/B1	TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	7,060,072
	6,302,011		NR/NR	VOLT XXII LLC, 3.625%, 10/27/53 (Step)	6,355,578
	5,841,428		NR/NR	VOLT XXIV LLC, 3.25%, 11/25/53 (Step)	5,855,576
	376,187	0.58	BBB+/Ba1	WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Trust, Floating Rate Note, 10/25/44	363,843
	1,926,944	2.41	BBB/NR	WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	1,933,430
	9,720,365	2.40	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	9,763,679
	1,775,000	4.69	NR/A3	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45	1,879,965
	4,800,000	5.77	NR/A2	Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 11/15/43 (144A)	5,446,632
	546,687	2.54	BBB+/Baa3	Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33	539,605
	1,536,908	2.61	A+/NR	Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	1,536,565
	394,853	4.98	NR/Ba2	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	400,283
	1,200,000	5.39	NR/A2	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	1,342,102
	2,000,000	5.42	NR/Baa1	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)	2,170,368
					$528,154,038
				Total Banks	$528,154,038
				Diversified Financials - 0.6%
				Other Diversified Financial Services - 0.6%
	1,400,000	5.77	B-/B3	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	$1,461,673
	2,842,000	2.10	BBB-/NR	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)	2,830,510
	3,152,842	0.32	A+/Aa3	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	2,964,261
	826,000	2.55	NR/NR	Jefferies Resecuritization Trust 2009-R2, Floating Rate Note, 5/26/37 (144A)	823,900
	18,451,403	2.50	NR/NR	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	18,257,940
	3,404,000	5.07	BBB-/NR	Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42	3,519,379
	5,000,000		BBB-/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	5,444,940
	2,810,092	0.25	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	2,806,866
	2,942,151		A+/A3	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)	3,071,603
	4,950,000	2.30	NR/NR	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	4,994,426
	900,000		A+/NR	Spirit Master Funding VII LLC, 3.8868%, 12/20/43	931,130
					$47,106,628
				Total Diversified Financials	$47,106,628
				Government - 1.7%
				Government - 1.7%
	1,094,269		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	$1,104,832
	1,618,687	0.40	AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	1,616,298
	5,065,000		AA+/Baa2	Federal Home Loan Mortgage Corp., 4.304%, 9/25/44 (144A)	5,300,138
	2,254,813		AA+/Aaa	Federal National Mortgage Association REMICS, 3.5%, 1/25/29	132,163
	4,109,908		AA+/Aaa	Federal National Mortgage Association REMICS, 4.5%, 6/25/29	4,456,057
	654,854		AA+/Aaa	Federal National Mortgage Association REMICS, 5.0%, 9/25/39	685,790
	3,900,000		AA+/A3	FREMF Mortgage Trust 2010-K7, 5.618%, 4/25/20 (144A)	4,406,665
	1,980,000		A+/Aaa	FREMF Mortgage Trust 2010-K8, 5.405%, 9/25/43 (144A)	2,216,559
	4,160,000		AA+/Aaa	FREMF Mortgage Trust 2010-K9 REMICS, 5.36%, 9/25/45 (144A)	4,647,731
	5,600,000		AA+/Aaa	FREMF Mortgage Trust 2011-K10 , 4.774%, 11/25/49 (144A)	6,057,150
	3,300,000		A+/Aaa	FREMF Mortgage Trust 2011-K11 REMICS, 4.57%, 12/25/48 (144A)	3,541,468
	3,953,000		AA+/A3	FREMF Mortgage Trust 2011-K12, 4.495%, 1/25/46 (144A)	4,225,176
	2,200,000		AA+/Aaa	FREMF Mortgage Trust 2011-K14, 5.333%, 2/25/47 (144A)	2,459,035
	6,175,000		NR/A3	FREMF Mortgage Trust 2011-K702, 4.936%, 4/25/44 (144A)	6,703,858
	5,450,000		AA+/A3	FREMF Mortgage Trust 2011-K703, 5.051%, 7/25/44 (144A)	5,942,266
	6,500,000		AA+/Aaa	FREMF Mortgage Trust 2012-K20, 4.004%, 5/25/45 (144A)	6,694,474
	25,000		AA+/Aaa	FREMF Mortgage Trust 2012-K708, 3.891%, 2/25/45 (144A)	25,711
	5,000,000		AA+/Aaa	FREMF Mortgage Trust 2012-K709, 3.872%, 4/25/45 (144A)	5,229,480
	1,000,000		A-/Baa2	FREMF Mortgage Trust 2013-K502, 3.31%, 3/25/45 (144A)	1,014,827
	2,750,000	3.61	NR/A2	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	2,849,404
	3,661,000	3.95	AA+/Aaa	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	3,837,680
	4,100,000	4.44	A-/Aaa	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	4,367,869
	3,600,000	3.61	AA+/Baa1	FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)	3,693,485
	4,775,000	4.44	BBB/Aaa	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	5,031,150
	48,501,188		AA+/Aaa	Government National Mortgage Association, 1.015%, 2/16/53	3,755,398
	34,412,066		AA+/Aaa	Government National Mortgage Association, 1.033%, 3/16/53	2,551,379
	52,754,283		AA+/Aaa	Government National Mortgage Association, 1.063%, 8/16/52	3,536,331
	52,814,679		AA+/Aaa	Government National Mortgage Association, 1.066%, 9/16/52	4,247,304
	7,879,163		AA+/Aaa	Government National Mortgage Association, 3.0%, 4/20/41	8,188,783
	9,820,000		AA+/Aaa	Government National Mortgage Association, 4.5%, 9/20/39	10,551,060
	1,258,089		AA+/Aaa	Government National Mortgage Association, 4.973%, 4/16/42	1,342,899
					$120,412,420
				Total Government	$120,412,420
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $684,214,768)	$695,673,086

				CORPORATE BONDS - 39.3%
				Energy - 4.5%
				Oil & Gas Drilling - 0.1%
	4,400,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	$4,653,000
	2,250,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	2,734,072
					$7,387,072
				Oil & Gas Equipment & Services - 0.3%
	1,710,000		B/B1	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	$1,786,950
	7,300,000		BB/Ba3	Exterran Holdings, Inc., 7.25%, 12/1/18	7,701,500
	90,000		BBB-/Ba2	SESI LLC, 7.125%, 12/15/21	101,475
	3,825,000		BBB-/Baa3	Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	4,337,898
	4,070,000		BBB-/Baa3	Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	5,341,041
					$19,268,864
				Integrated Oil & Gas - 0.3%
	4,620,000		NR/NR	American Energy - Utica LLC, 3.5%, (0.0% PIK, 3.5% cash) 3/1/21 (144A)	$4,966,500
	16,950,000		B/B3	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	18,136,500
					$23,103,000
				Oil & Gas Exploration & Production - 1.6%
	5,605,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$5,906,269
	3,475,000		B-/B3	Chaparral Energy, Inc., 7.625%, 11/15/22	3,753,000
	5,125,000		BB+/Ba3	Concho Resources, Inc., 6.5%, 1/15/22	5,650,312
	3,230,000		NR/A1	Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)	3,670,088
	9,850,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	11,278,250
	765,000		BBB-/Baa1	Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)	878,794
	5,768,000		BB/Ba3	Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)	6,301,540
	3,500,000		BBB-/Baa3	KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)	3,431,750
	1,900,000		B/B3	Kodiak Oil & Gas Corp., 5.5%, 1/15/21	1,980,750
	85,000		B/B3	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	94,138
	3,220,000		B-/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	3,381,000
	3,374,000		B+/B1	Linn Energy LLC, 8.625%, 4/15/20	3,643,920
	4,600,000		NR/NR	National JSC Naftogaz of Ukraine, 9.5%, 9/30/14	4,508,000
	6,125,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	6,722,188
	15,700,000		BBB-/Baa3	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	14,581,375
	4,420,000		B+/B2	Oasis Petroleum, Inc., 6.875%, 3/15/22 (144A)	4,817,800
	3,375,000		BB+/B2	Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)	3,518,438
	107,000		BBB/Baa3	Plains Exploration & Production Co., 6.75%, 2/1/22	121,579
	4,060,000		BBB/Baa3	Plains Exploration & Production Co., 8.625%, 10/15/19	4,344,200
	870,000		B+/B1	Rosetta Resources, Inc., 5.625%, 5/1/21	895,012
	1,395,000		BBB-/Baa1	Rosneft Finance SA, 6.625%, 3/20/17 (144A)	1,527,525
	1,770,000		BBB-/Baa1	Rosneft Finance SA, 7.25%, 2/2/20 (144A)	2,017,800
	1,250,000		BBB-/Baa1	Rosneft Finance SA, 7.875%, 3/13/18 (144A)	1,426,562
	4,710,000		CCC+/B3	Samson Investment Co., 10.5%, 2/15/20 (144A)	4,963,162
	1,860,000		B-/B2	SandRidge Energy, Inc., 7.5%, 3/15/21	2,015,775
	1,840,000		B-/B2	SandRidge Energy, Inc., 8.125%, 10/15/22	2,026,300
	4,650,000		B/B3	Swift Energy Co., 7.875%, 3/1/22	4,859,250
	780,907		NR/Baa2	Tengizchevroil Finance Co Sarl, 6.124%, 11/15/14 (144A)	789,817
	3,650,000		B/B3	Vanguard Natural Resources LLC, 7.875%, 4/1/20	3,951,125
	3,170,000		B-/B3	W&T Offshore, Inc., 8.5%, 6/15/19	3,423,600
					$116,479,319
				Oil & Gas Refining & Marketing - 0.4%
	5,840,000		BBB/Baa3	EnLink Midstream Partners LP, 4.4%, 4/1/24	$6,128,338
	3,125,000		BBB+/Baa2	Reliance Holding USA, Inc., 4.5%, 10/19/20 (144A)	3,262,416
	25,000		BBB-/Baa3	Sunoco, Inc., 9.625%, 4/15/15	26,664
	9,480,000		BB+/Ba2	Tesoro Corp., 5.375%, 10/1/22	9,906,600
	4,414,000		BBB/Baa2	Valero Energy Corp., 9.375%, 3/15/19	5,793,649
					$25,117,667
				Oil & Gas Storage & Transportation - 1.7%
	1,770,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$1,999,974
	4,290,000		BBB-/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	5,531,384
	17,150,000	5.85	BB/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	16,292,500
	4,234,000	3.24	BB/Ba1	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	3,891,046
	3,683,000	8.38	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	4,145,585
	15,875,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	17,184,688
NOK	32,000,000	6.96	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	5,491,066
	11,960,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	12,424,156
	5,225,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	5,961,735
	12,650,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	13,377,375
	2,140,000		BBB-/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	2,456,078
	10,390,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	11,988,034
	8,880,000		BB+/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	10,700,196
	13,440,000		BBB/Baa2	Williams Partners LP, 4.3%, 3/4/24	14,016,549
					$125,460,366
				Coal & Consumable Fuels - 0.1%
	4,260,000		CCC+/Caa1	Alpha Natural Resources, Inc., 6.0%, 6/1/19	$3,099,150
	1,860,000		CCC+/Caa1	Alpha Natural Resources, Inc., 6.25%, 6/1/21	1,315,950
	1,850,000		CC/Ca	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	925,000
					$5,340,100
				Total Energy	$322,156,388
				Materials - 3.9%
				Commodity Chemicals - 0.2%
	1,590,000		BBB-/Baa3	Braskem Finance, Ltd., 7.375% (Perpetual) (144A)	$1,630,863
	3,590,000		CCC+/Caa1	Hexion US Finance Corp., 8.875%, 2/1/18	3,733,600
	4,845,000		BBB/Baa1	LyondellBasell Industries NV, 5.0%, 4/15/19	5,465,044
	3,875,000		BB-/B2	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	4,068,750
					$14,898,257
				Diversified Chemicals - 0.1%
	4,140,000		BBB/Baa2	Eastman Chemical Co., 4.8%, 9/1/42	$4,203,644
				Fertilizers & Agricultural Chemicals - 0.1%
	3,650,000		BB/NR	EuroChem Mineral & Chemical Co OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 (144A)	$3,677,375
	5,550,000		NR/Baa3	Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)	5,501,438
					$9,178,813
				Specialty Chemicals - 0.0%+
	1,375,000		B/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$1,388,750
				Construction Materials - 0.2%
	5,098,000		B+/NR	CEMEX Espana SA, 9.875%, 4/30/19 (144A)	$5,849,955
	3,400,000		B+/NR	Cemex SAB de CV, 7.25%, 1/15/21 (144A)	3,740,000
	4,700,000	5.23	B+/NR	Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)	4,888,000
	1,900,000		BBB/Baa2	Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	2,201,388
					$16,679,343
				Metal & Glass Containers - 0.5%
	1,690,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$1,782,950
EURO	100,000		CCC+/Caa1	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	145,178
	1,129,412		NR/Caa1	Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	1,168,941
	7,250,000		CCC+/Caa1	Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)	8,029,375
EURO	11,058,000		CCC+/Caa1	Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)	16,508,090
	4,075,000		B+/B1	Reynolds Group Issuer, Inc., 7.125%, 4/15/19	4,258,375
	5,795,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,417,962
					$38,310,871
				Paper Packaging - 0.1%
EURO	3,425,000		BBB-/Baa3	Mondi Consumer Packaging International AG, 9.75%, 7/15/17 (144A)	$4,932,413
				Diversified Metals & Mining - 1.2%
	3,900,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22	$3,803,974
	6,715,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	6,819,526
	6,230,000		BB-/B1	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	5,809,475
	8,860,000		BBB/Baa3	Freeport-McMoRan, Inc., 3.875%, 3/15/23	8,833,030
	27,140,000		BB+/Ba1	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)	24,968,800
	11,775,000		BB-/B1	KGHM International, Ltd., 7.75%, 6/15/19 (144A)	12,643,406
	8,500,000		BBB-/Baa2	MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	8,542,500
	5,850,000		BB/Ba3	Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	6,047,730
	3,635,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	4,071,200
	4,040,000		BB/Ba3	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	4,656,100
	3,360,000		BB+/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	3,360,000
					$89,555,741
				Gold - 0.2%
	2,400,000		BB/Ba3	Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$2,424,000
	7,300,000		BBB+/Baa2	Goldcorp, Inc., 3.7%, 3/15/23	7,200,260
	2,475,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	2,289,375
					$11,913,635
				Precious Metals & Minerals - 0.2%
	3,175,000		BB-/Ba3	ALROSA Finance SA, 7.75%, 11/3/20 (144A)	$3,512,502
	100,000		BB-/Ba3	ALROSA Finance SA, 8.875%, 11/17/14 (144A)	102,575
	7,550,000		BBB/Baa2	Fresnillo Plc, 5.5%, 11/13/23 (144A)	7,889,750
					$11,504,827
				Steel - 0.8%
	3,645,000		BBB-/Baa3	Allegheny Technologies, Inc., 9.375%, 6/1/19	$4,522,053
	5,660,000		CCC+/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	5,645,850
	8,725,000		CCC+/Caa2	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	8,376,000
	5,175,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	5,197,465
	6,200,000		BB/Ba2	Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	6,014,000
	5,555,000		NR/Caa2	Metinvest BV, 10.25%, 5/20/15 (144A)	5,346,688
	5,675,000		NR/Caa2	Metinvest BV, 8.75%, 2/14/18 (144A)	4,937,250
	7,600,000		BBB-/NR	Samarco Mineracao SA, 4.125%, 11/1/22 (144A)	7,201,000
	3,900,000		BBB-/NR	Samarco Mineracao SA, 5.75%, 10/24/23 (144A)	4,093,830
	3,875,000		BBB/Baa3	Worthington Industries, Inc., 4.55%, 4/15/26	4,030,558
					$55,364,694
				Paper Products - 0.3%
	2,500,000		BBB-/NR	Inversiones CMPC SA, 4.375%, 5/15/23 (144A)	$2,484,178
	8,625,000		BBB-/Baa3	Inversiones CMPC SA, 4.5%, 4/25/22 (144A)	8,698,890
	11,110,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23	10,943,350
	1,100,000		BB/Ba2	Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	1,160,500
					$23,286,918
				Total Materials	$281,217,906
				Capital Goods - 1.9%
				Building Products - 0.4%
	3,665,000		BB+/Ba3	Building Materials Corp. of America, 6.75%, 5/1/21 (144A)	$3,949,038
	14,465,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	17,021,255
	8,525,000	5.75	BBB+/Baa2	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	9,207,000
					$30,177,293
				Construction & Engineering - 0.2%
	3,500,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$3,762,500
	3,400,000		B/B2	Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	3,595,500
	6,425,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	6,794,438
					$14,152,438
				Electrical Components & Equipment - 0.1%
	3,500,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$3,596,250
				Industrial Conglomerates - 0.1%
	4,200,000		BB/NR	Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	$4,158,000
	4,485,000		A-/Baa1	Tyco Electronics Group SA, 6.55%, 10/1/17	5,189,979
					$9,347,979
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	1,125,000		B/B2	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$1,170,000
	14,150,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	16,022,455
	1,385,000		A/A3	Cummins, Inc., 6.75%, 2/15/27	1,730,247
	11,805,000		CCC-/B3	Navistar International Corp., 8.25%, 11/1/21	12,321,469
					$31,244,171
				Industrial Machinery - 0.2%
	2,950,000		CCC+/Caa2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$2,212,500
	1,755,000		BBB-/Baa2	Flowserve Corp., 3.5%, 9/15/22	1,733,236
	120,000		B/B1	Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	131,400
	4,465,000		B/Caa1	Mueller Water Products, Inc., 7.375%, 6/1/17	4,537,556
	3,870,000		BBB/Baa2	Valmont Industries, Inc., 6.625%, 4/20/20	4,598,713
	4,360,000		CCC-/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	2,289,000
					$15,502,405
				Trading Companies & Distributors - 0.5%
	3,775,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$4,133,625
	2,900,000		BB+/Ba3	Aircastle, Ltd., 7.625%, 4/15/20	3,385,750
	3,200,000		BB+/NR	Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)	3,375,152
	12,763,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	14,357,418
	6,865,000		BBB/Baa2	GATX Corp., 6.0%, 2/15/18	7,747,276
					$32,999,221
				Total Capital Goods	$137,019,757
				Commercial Services & Supplies - 0.1%
				Environmental & Facilities Services - 0.1%
	6,050,000		B-/Caa2	Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	$5,611,375
				Total Commercial Services & Supplies	$5,611,375
				Transportation - 0.6%
				Airlines - 0.3%
	1,952,306		A/Baa2	Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$1,976,709
	415,783		BB/Ba1	Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18	442,809
	100,000		B+/B1	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18 (144A)	107,000
	50,000		BBB/Ba2	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)	53,500
	2,247,814		A/Baa1	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	2,450,118
	2,795,000		BBB+/Ba1	Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	2,781,025
	4,965,000		BB-/NR	TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	5,387,025
	6,200,000		B/B2	United Continental Holdings, Inc., 6.0%, 7/15/26	6,045,000
					$19,243,186
				Railroads - 0.0%+
	3,750,000		B+/NR	Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$3,093,750
				Trucking - 0.2%
	1,602,000		BBB-/Baa2	Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)	$1,710,297
	4,200,000		BBB-/Baa2	Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)	4,573,267
	6,463,222		NR/Caa2	Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)	4,330,359
	2,050,000		BBB-/A3	Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	1,924,950
					$12,538,873
				Airport Services - 0.0%+
	1,100,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	$1,160,500
				Highways & Railtracks - 0.1%
MXN	87,500,000		BBB/NR	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$6,407,783
				Total Transportation	$42,444,092
				Automobiles & Components - 0.0%+
				Automobile Manufacturers - 0.0%+
	1,390,000		BBB+/Baa1	Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)	$1,428,921
				Total Automobiles & Components	$1,428,921
				Consumer Durables & Apparel - 0.6%
				Home Furnishings - 0.0%+
	3,450,000		BBB/Baa3	Mohawk Industries, Inc., 3.85%, 2/1/23	$3,437,062
				Homebuilding - 0.3%
	5,880,000		BB-/B2	Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$6,115,200
	3,460,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	3,658,950
	3,140,000		NR/NR	Desarrolladora Homex SAB de CV, 0.0%, 12/11/19 (144A) (d) (e)	471,000
	5,065,000		NR/NR	Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A) (e)	759,750
	7,780,000		BB/Ba1	DR Horton, Inc., 5.75%, 8/15/23	8,363,500
	1,500,000		B/B2	KB Home, Inc., 8.0%, 3/15/20	1,721,250
	2,275,000		NR/NR	Urbi Desarrollos Urbanos SAB de CV, 0.0%, 1/21/20 (144A) (d) (e)	250,250
	3,975,000		NR/NR	Urbi Desarrollos Urbanos SAB de CV, 0.0%, 2/3/22 (144A) (d) (e)	437,250
					$21,777,150
				Household Appliances - 0.1%
	7,600,000		BB+/NR	Arcelik AS, 5.0%, 4/3/23 (144A)	$7,303,600
				Housewares & Specialties - 0.2%
	9,539,000		BB+/NR	Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$10,922,155
				Total Consumer Durables & Apparel	$43,439,967
				Consumer Services - 0.9%
				Casinos & Gaming - 0.5%
EURO	3,750,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$5,328,600
EURO	7,630,000	8.25	BB+/Ba2	GTECH S.p.A., Floating Rate Note, 3/31/66 (144A)	11,252,612
	120,000		BBB/Baa2	International Game Technology, 7.5%, 6/15/19	136,410
	804,533		NR/NR	Mashantucket Western Pequot Tribe, 6.5%, (5.50% PIK, 1.00% cash) 7/1/36	112,635
	5,420,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	5,243,850
	11,470,000		BBB-/NR	Wynn Las Vegas LLC, 5.375%, 3/15/22	11,943,138
					$34,017,245
				Education Services - 0.4%
	4,550,000		NR/Aa2	Bowdoin College, 4.693%, 7/1/12	$4,273,064
	5,600,000		AAA/Aaa	President and Fellows of Harvard College, 2.3%, 10/1/23	5,260,640
	14,800,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	15,028,468
	5,100,000		AAA/Aaa	William Marsh Rice University, 4.626%, 5/15/63	5,018,834
					$29,581,006
				Specialized Consumer Services - 0.0%+
	3,322,000		BB-/B1	Service Corp. International United States, 8.0%, 11/15/21	$3,903,350
				Total Consumer Services	$67,501,601
				Media - 0.5%
				Broadcasting - 0.4%
	10,705,000		BB-/B1	CCO Holdings LLC, 6.625%, 1/31/22	$11,507,875
	3,775,000		BB-/B1	CCO Holdings LLC, 7.375%, 6/1/20	4,114,750
	6,600,000		NR/Baa3	Myriad International Holdings BV, 6.375%, 7/28/17 (144A)	7,260,000
EURO	1,600,000		B+/B1	Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)	2,609,910
	3,000,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	3,202,500
EURO	2,160,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	3,158,083
					$31,853,118
				Cable & Satellite - 0.1%
	5,350,000		B+/Ba3	Numericable Group SA, 6.0%, 5/15/22 (144A)	$5,564,000
	1,100,000		BBB/Baa2	Time Warner Cable, Inc., 8.25%, 4/1/19	1,393,843
	640,000		BBB/Baa2	Time Warner Cable, Inc., 8.75%, 2/14/19	820,783
					$7,778,626
				Total Media	$39,631,744
				Retailing - 0.2%
				Internet Retail - 0.2%
	9,760,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$11,043,030
				Total Retailing	$11,043,030
				Food & Staples Retailing - 0.1%
				Drug Retail - 0.1%
	5,570,689		BBB+/Baa1	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$6,235,746
	1,029,043		BBB+/Baa1	CVS Pass-Through Trust, 6.036%, 12/10/28	1,184,592
					$7,420,338
				Total Food & Staples Retailing	$7,420,338
				Food, Beverage & Tobacco - 1.9%
				Soft Drinks - 0.2%
	10,260,000		BB/NR	Ajecorp BV, 6.5%, 5/14/22 (144A)	$9,439,200
	2,795,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	2,983,662
					$12,422,862
				Agricultural Products - 0.2%
	12,880,000		BBB/Baa2	Viterra, Inc., 5.95%, 8/1/20 (144A)	$14,700,717
				Packaged Foods & Meats - 1.3%
	50,000		B/B2	Agrokor dd, 8.875%, 2/1/20 (144A)	$56,125
	3,500,000		BBB-/Baa3	BRF SA, 3.95%, 5/22/23 (144A)	3,307,500
	7,810,000		BBB-/Baa3	BRF SA, 5.875%, 6/6/22 (144A)	8,454,325
	6,385,000		B+/B2	CFG Investment SAC, 9.75%, 7/30/19 (144A)	6,145,562
	9,641,000		BBB/NR	Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)	9,621,911
	1,038,898		NR/NR	Independencia International, Ltd., 0.0%, 12/30/16 (144A) (d) (e)	2,597
	3,713,000		BB/Ba3	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	3,935,780
	5,100,000		BB/NR	JBS Investments GmbH, 7.75%, 10/28/20 (144A)	5,457,000
	4,650,000		BB/Ba3	JBS USA LLC, 8.25%, 2/1/20 (144A)	5,045,250
	15,910,000		B/B2	Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	16,092,965
	4,150,000		B/B2	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	4,413,318
	6,750,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	7,256,250
	10,800,000		CCC/NR	MHP SA, 8.25%, 4/2/20 (144A)	9,884,160
	5,000,000		BB-/B1	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	5,650,000
	6,600,000		BB-/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	7,062,000
	2,290,000		BBB-/Baa1	Mondelez International, Inc., 6.5%, 2/9/40	2,932,409
					$95,317,152
				Tobacco - 0.2%
	10,630,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21	$10,842,600
	4,700,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	4,641,795
					$15,484,395
				Total Food, Beverage & Tobacco	$137,925,126
				Health Care Equipment & Services - 0.1%
				Health Care Services - 0.0%+
	1,328,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	$1,417,640
				Health Care Facilities - 0.1%
	1,000,000		B-/B3	CHS, 6.875%, 2/1/22 (144A)	$1,060,000
	3,800,000		BB/Ba3	HCA, Inc., 6.5%, 2/15/20	4,275,000
	3,200,000		B-/B3	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	3,216,000
					$8,551,000
				Total Health Care Equipment & Services	$9,968,640
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.1%
	5,540,000		BBB-/Baa3	Warner Chilcott Co. LLC, 7.75%, 9/15/18	$5,824,147
				Pharmaceuticals - 0.1%
	8,085,000		B/B1	Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/21 (144A)	$8,954,138
				Total Pharmaceuticals, Biotechnology & Life Sciences	$14,778,285
				Banks - 4.0%
				Diversified Banks - 2.5%
TRY	11,000,000		NR/Baa3	Akbank TAS, 7.5%, 2/5/18 (144A)	$4,810,620
	8,110,000		BBB+/A3	Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	8,324,072
	6,400,000	7.38	BBB-/NR	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	7,014,361
	1,753,000	9.75	BBB-/NR	Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)	2,125,512
	10,210,000	6.88	BBB/Baa3	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	11,409,675
	2,400,000		NR/Ba1	Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)	2,568,000
	5,000,000		NR/NR	Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)	5,125,000
	50,000		BBB+/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	53,000
	2,500,000		NR/A2	BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	2,546,875
	23,300,000		NR/Baa2	BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	26,270,750
	8,000,000		BB-/B1	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	7,928,328
	1,900,000		A+/Aa3	Export-Import Bank of Korea, 5.875%, 1/14/15	1,951,948
IDR	22,600,000,000		NR/Aaa	Inter-American Development Bank, 7.25%, 7/17/17	1,898,768
	11,625,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)	11,877,321
	3,925,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	4,642,286
	17,800,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	18,441,352
	4,000,000	4.00	BBB+/A2	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)	4,069,796
	2,257,895	2.98	A/NR	SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)	2,253,055
	11,145,000	4.50	NR/Baa3	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	10,671,338
	5,400,000		A-/A3	Standard Chartered Plc, 3.95%, 1/11/23 (144A)	5,371,645
TRY	14,400,000		NR/Baa3	Turkiye Garanti Bankasi AS, 7.375%, 3/7/18 (144A)	6,237,103
	5,100,000		NR/Ba2	Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)	5,102,550
	7,800,000		NR/Baa2	VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)	8,221,200
	15,600,000		BB+/Ba1	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	15,912,000
	2,450,000	7.98	BBB+/Baa3	Wells Fargo & Co., Floating Rate Note (Perpetual)	2,786,875
	1,215,000	5.90	BBB+/Baa3	Wells Fargo & Co., Floating Rate Note, 12/29/49	1,288,811
					$178,902,241
				Regional Banks - 1.1%
	6,843,000		NR/Baa3	Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)	$7,356,225
	1,500,000		A-/NR	CoBank ACB, 7.875%, 4/16/18 (144A)	1,789,068
	16,567,000		BBB-/Baa2	Santander Bank NA, 8.75%, 5/30/18	20,166,761
	15,605,000	4.45	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	15,605,000
	25,567,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	28,507,205
	660,000	5.57	BBB+/Baa3	Wachovia Capital Trust III, Floating Rate Note (Perpetual)	640,200
	2,195,000		A+/A1	Wells Fargo Bank NA, 6.0%, 11/15/17	2,514,818
					$76,579,277
				Thrifts & Mortgage Finance - 0.4%
	12,500,000		BB-/Ba3	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$12,890,625
	843,000		BB+/Ba1	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)	915,709
RUB	246,800,000		BB+/Ba1	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 8.625%, 4/26/16 (144A)	7,095,699
	10,175,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	11,053,906
					$31,955,939
				Total Banks	$287,437,457
				Diversified Financials - 5.7%
				Other Diversified Financial Services - 2.3%
	9,380,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	10,809,559
	24,815,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	27,449,435
	12,945,000	5.95	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	13,074,450
	6,250,000		BBB/NR	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (Step) (144A) (d)	3,904,624
	20,800,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note (Perpetual)	24,548,160
	2,550,000		BBB+/Baa1	Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	2,710,956
NZD	15,300,000		A/A3	JPMorgan Chase & Co., 4.25%, 11/2/18	12,846,948
	13,860,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	13,288,275
	20,727,000	7.90	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	23,162,422
	21,530,000		A/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	22,874,785
	5,300,000		NR/Baa2	SUAM Finance BV, 4.875%, 4/17/24 (144A)	5,406,000
	5,351,000	0.00	BBB/NR	Tiers Trust, Floating Rate Note, 10/15/97 (144A)	3,999,119
	2,700,000	5.65	BB/Ba1	Voya Financial, Inc., Floating Rate Note, 5/15/53	2,747,250
					$166,821,983
				Multi-Sector Holdings - 0.3%
	4,710,000		BBB/NR	Gruposura Finance, 5.7%, 5/18/21 (144A)	$5,122,125
	11,820,000		AA/Aa3	IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)	13,563,450
					$18,685,575
				Specialized Finance - 0.5%
	7,180,000		BBB+/Baa1	BM&FBovespa SA, 5.5%, 7/16/20 (144A)	$7,772,350
	12,855,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	14,262,674
	3,705,000		BBB+/NR	Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	3,862,462
	6,400,000		BBB+/Baa2	LeasePlan Corp. NV, 2.5%, 5/16/18 (144A)	6,452,966
	3,500,000	0.00	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)	3,465,350
					$35,815,802
				Consumer Finance - 0.4%
	2,030,000		BBB/Baa1	Capital One Bank USA NA, 8.8%, 7/15/19	$2,630,537
	1,240,000		BBB+/Baa1	Hyundai Capital America, 3.75%, 4/6/16 (144A)	1,297,734
	1,200,000		BBB+/Baa1	Hyundai Capital America, 4.0%, 6/8/17 (144A)	1,283,240
INR	1,040,880,000		NR/Aaa	International Finance Corp., 8.25%, 6/10/21	18,240,900
	4,559,000	4.00	BB/Ba3	Navient Corp., Floating Rate Note, 7/25/14	4,559,046
					$28,011,457
				Asset Management & Custody Banks - 0.5%
	7,925,000		A+/NR	Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)	$8,174,011
	5,375,000		A+/NR	Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	5,868,371
	19,000		A-/A3	Eaton Vance Corp., 6.5%, 10/2/17	21,829
	5,650,000		NR/B2	Intercorp Retail Trust, 8.875%, 11/14/18 (144A)	6,200,875
	6,310,000		BBB/Baa1	Legg Mason, Inc., 5.625%, 1/15/44	6,858,787
	4,350,000		BB+/Ba1	Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	4,600,125
	5,450,000	4.50	BBB/Baa2	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	5,068,500
					$36,792,498
				Investment Banking & Brokerage - 1.7%
	5,945,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$6,734,722
	7,750,000		BBB/A3	Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)	8,879,376
	17,800,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	24,452,180
	13,200,000		BBB+/Baa3	Morgan Stanley, 4.1%, 5/22/23	13,390,252
	4,400,000		BBB+/Baa3	Morgan Stanley, 4.875%, 11/1/22	4,723,039
	9,000,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	9,505,791
	7,400,000		BBB+/Baa2	The Goldman Sachs Group, Inc., 6.45%, 5/1/36	8,641,165
	5,400,000		BBB+/Baa2	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	6,496,384
	32,775,000		BBB/NR	UBS AG, 7.625%, 8/17/22	39,463,460
					$122,286,369
				Total Diversified Financials	$408,413,684
				Insurance - 6.1%
				Insurance Brokers - 0.2%
	6,850,000		BBB/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$8,141,574
GBP	2,125,000		NR/B1	Towergate Finance Plc, 8.5%, 2/15/18 (144A)	3,672,210
	100,000		CCC+/Caa2	USI, Inc. New York, 7.75%, 1/15/21 (144A)	102,750
					$11,916,534
				Life & Health Insurance - 1.2%
	125,000		BB/Ba2	CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$135,000
	10,110,000		BBB+/NR	Delphi Financial Group, Inc., 7.875%, 1/31/20	12,270,588
	3,200,000		BBB-/Ba1	Forethought Financial Group, Inc., 8.625%, 4/15/21 (144A)	3,649,382
	2,600,000		A-/Baa1	Lincoln National Corp., 8.75%, 7/1/19	3,371,040
	7,387,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/69	11,736,096
	5,875,000		BBB/Baa2	MetLife, Inc., 6.4%, 12/15/66	6,565,312
	7,805,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	9,657,189
	11,240,000	5.62	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 6/15/43	12,023,203
	5,969,000	8.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 6/15/68	7,319,785
	7,575,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	8,228,344
	2,600,000		A/Baa1	Torchmark Corp., 3.8%, 9/15/22	2,662,161
	3,400,000		BBB/Baa2	Unum Group, 5.625%, 9/15/20	3,900,521
	4,700,000		BBB/Baa2	Unum Group, 5.75%, 8/15/42	5,473,705
					$86,992,326
				Multi-line Insurance - 0.4%
	10,060,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$13,518,125
	6,970,000		BBB-/Baa2	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	7,666,847
	10,910,000		BBB/Baa2	Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	12,288,533
					$33,473,505
				Property & Casualty Insurance - 0.6%
	3,033,000		NR/NR	Arlington, Ltd., Floating Rate Note 8/1/15	$3,057,567
	12,255,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	12,652,454
	5,100,000		A-/Baa2	QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	5,091,580
	12,600,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 6.375%, 6/15/21	14,568,460
	6,267,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	7,487,655
					$42,857,716
				Reinsurance - 3.7%
	7,500,000	6.38	NR/NR	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	$8,025,000
	500,000	3.42	BB/NR	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	514,700
	1,400,000	8.10	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,450,680
	5,200,000	0.02	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	5,247,840
	400,000	6.23	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	406,640
	1,400,000	2.53	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	1,396,920
	4,433,000	5.29	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	4,474,227
	6,300,000	6.89	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	6,533,100
	3,900,000	4.73	NR/Baa1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	3,943,290
	3,150,000	10.26	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	3,189,690
	900,000	9.04	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	909,540
	850,000	9.05	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	903,040
	5,300,000	5.23	BB+/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)	5,407,060
	4,500,000	5.02	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	4,514,400
	6,150,000	7.43	NR/NR	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	6,268,695
	3,200,000	8.38	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	3,216,640
	400,000	13.53	B-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	402,760
	3,850,000	4.02	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	3,867,325
	2,635,000	0.00	NR/NR	KANE, Floating Rate Note, 12/1/20 (Cat Bond) (144A)	2,643,432
	2,646,751	0.00	NR/NR	KANE, Floating Rate Note, 6/12/15 (Cat Bond) (144A)	2,658,661
	7,100,000	0.00	NR/NR	KANE, Floating Rate Note, 6/12/15 (Cat Bond) (144A)	6,282,790
	3,056,160	0.00	NR/NR	KANE, Floating Rate Note, 7/14/15 (Cat Bond) (144A)	2,887,154
	3,766,000	0.00	NR/NR	KANE-PI1, Floating Rate Note, 4/7/15 (Cat Bond) (144A)	3,767,883
	4,712,000	0.00	NR/NR	KANE-PI1, Floating Rate Note, 7/18/16 (Cat Bond) (144A)	4,886,815
	7,017,560	0.00	NR/NR	KANE-PI1, Floating Rate Note, 7/7/16 (Cat Bond) (144A)	7,019,665
	1,300,000	0.00	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	1,276,860
	8,650,000	0.00	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	8,532,360
EURO	1,600,000	2.58	B+/NR	Lion I Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond) (144A)	2,171,638
	1,700,000	9.78	NR/NR	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	1,738,250
	5,000,000	4.03	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	5,043,500
	3,800,000	0.00	NR/NR	Merna Reinsurance V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	3,807,220
	11,560,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	11,947,075
	3,100,000	12.03	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	3,193,930
	1,850,000	9.03	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,887,000
	250,000	8.72	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	258,025
	3,100,000	8.55	B+/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	3,274,220
	250,000	11.78	B-/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	262,375
	12,025,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	13,804,375
	1,000,000	3.53	NR/NR	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	970,900
	3,150,000	7.52	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	3,187,800
	3,400,000	8.52	BB-/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	3,459,160
	700,000	10.58	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	719,250
	4,800,000	8.62	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	4,974,720
	8,470,000		A-/Baa1	Reinsurance Group of America, Inc., 6.45%, 11/15/19	10,001,113
	7,100,000	8.78	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	7,413,820
	4,250,000	9.03	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	4,408,525
	2,750,000	8.93	NR/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	2,849,825
	7,100,000	5.78	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	7,359,150
	2,300,000	4.53	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,348,070
	4,500,000	8.03	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	4,887,900
	250,000	5.30	NR/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)	249,200
	2,250,000	9.28	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	2,344,950
	3,000,000	3.53	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,966,700
	7,650,000	4.03	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	7,578,090
	3,650,000		NR/NR	Sector Re V, Ltd., 0.0%, 12/1/18 (Cat Bond) (144A) (d)	3,851,480
	6,086		NR/NR	Sector Re V, Ltd., 0.0%, 3/1/18 (Cat Bond) (144A) (d)	377,613
	1,900,000		NR/NR	Sector Re V, Ltd., 0.0%, 3/30/19 (Cat Bond) (144A) (d)	1,924,510
	3,500,000		NR/NR	Silverton Re, Ltd., 0.0%, 9/16/16 (Cat Bond) (144A) (d)	4,027,100
	6,200,000		BBB/Baa3	Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	6,857,070
	12,390,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	13,009,500
	3,150,000	11.01	NR/B2	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	3,172,365
	1,750,000	16.27	NR/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	1,777,475
	725,000	11.27	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	754,508
	2,000,000	8.52	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	2,070,200
	250,000	6.28	NR/NR	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,400
	5,500,000	3.44	BB+/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	5,637,500
	2,200,000	2.78	BBB+/NR	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	2,249,280
	950,000	1.78	BBB+/NR	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	947,910
	800,000	2.53	BB+/NR	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	808,480
	6,215,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	6,479,138
					$267,928,477
				Total Insurance	$443,168,558
				Real Estate - 2.0%
				Diversified REIT - 0.4%
	7,300,000		BBB-/Baa2	DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$7,520,694
	6,300,000		BBB/Baa2	Digital Realty Trust LP, 3.625%, 10/1/22	6,000,378
	3,125,000		BBB/Baa2	Digital Realty Trust LP, 5.25%, 3/15/21	3,356,969
	1,445,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	1,605,983
	5,270,000		NR/Baa2	Trust F, 5.25%, 12/15/24 (144A)	5,533,500
	6,680,000		BBB-/Baa2	WP Carey, Inc., 4.6%, 4/1/24	6,942,364
					$30,959,888
				Office REIT - 0.8%
	4,802,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$4,781,812
	11,010,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	11,641,446
	3,865,000		BBB/Baa3	BioMed Realty LP, 4.25%, 7/15/22	3,985,020
	6,450,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	6,167,567
	9,205,000		BB/Ba1	DuPont Fabros Technology LP, 5.875%, 9/15/21	9,619,225
	9,060,000		BBB/Baa2	Highwoods Realty LP, 3.625%, 1/15/23	8,947,873
	11,130,000		BBB/Baa2	Piedmont Operating Partnership LP, 3.4%, 6/1/23	10,580,223
					$55,723,166
				Specialized REIT - 0.8%
	3,205,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$3,449,263
	6,300,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 3.75%, 3/15/23	6,319,889
	5,000,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24	5,268,340
	3,150,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22	3,533,053
	600,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 6.125%, 4/15/20	697,512
	3,370,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 5.75%, 1/15/21	3,811,258
	5,555,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	6,245,586
	8,255,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	8,733,154
	11,518,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	13,306,734
	8,130,000		BBB+/Baa1	Ventas Realty LP, 4.75%, 6/1/21	8,913,382
					$60,278,171
				Real Estate Operating Companies - 0.0%+
	50,000		CCC-/NR	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	$49,235
				Total Real Estate	$147,010,460
				Software & Services - 0.2%
				Data Processing & Outsourced Services - 0.1%
	11,000,000		BB-/Ba2	Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$11,742,500
				Home Entertainment Software - 0.1%
	6,015,000		BB+/Ba2	Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$6,481,162
				Total Software & Services	$18,223,662
				Technology Hardware & Equipment - 0.6%
				Communications Equipment - 0.0%+
	1,500,000		BB+/Ba3	Brocade Communications Systems, Inc., 4.625%, 1/15/23	$1,455,000
				Computer Storage & Peripherals - 0.3%
	13,870,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$13,974,025
	3,900,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 1/1/25 (144A)	3,870,750
					$17,844,775
				Electronic Equipment Manufacturers - 0.1%
	6,375,000		B+/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$6,741,562
				Electronic Manufacturing Services - 0.2%
	4,615,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20	$4,741,912
	10,030,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23	10,381,050
					$15,122,962
				Total Technology Hardware & Equipment	$41,164,299
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.1%
	4,090,000		BBB+/Baa1	KLA-Tencor Corp., 6.9%, 5/1/18	$4,812,139
				Semiconductors - 0.0%+
CNY	12,000,000		BB-/NR	LDK Solar Co., Ltd., 10.0%, 2/28/14 (d) (e)	$261,012
				Total Semiconductors & Semiconductor Equipment	$5,073,151
				Telecommunication Services - 2.6%
				Integrated Telecommunication Services - 1.8%
	4,100,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$4,448,500
	3,510,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	3,523,162
	3,100,000		BB/Ba2	CenturyLink, Inc., 7.65%, 3/15/42	3,092,250
	10,771,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	11,807,709
	11,090,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	13,086,200
	10,355,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	12,011,800
	1,500,000		B+/B3	GCI, Inc., 8.625%, 11/15/19	1,584,375
	10,580,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	11,218,133
	3,147,291		NR/NR	GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	3,296,690
	8,065,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	8,196,032
	9,080,000		BBB-/Baa3	Oi SA, 5.75%, 2/10/22 (144A)	9,061,840
	3,200,000		A-/A2	Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)	2,995,904
EURO	2,625,000		B+/B1	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	3,866,638
	16,440,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	20,688,770
	9,870,000		B/B1	Windstream Corp., 6.375%, 8/1/23	10,005,712
	8,680,000		B/B1	Windstream Corp., 7.75%, 10/15/20	9,406,950
	1,740,000		B/B1	Windstream Corp., 8.125%, 9/1/18	1,827,000
					$130,117,665
				Wireless Telecommunication Services - 0.8%
	6,850,000		NR/A2	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$7,566,373
	3,135,000		NR/A2	Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	3,689,977
	6,600,000		NR/B1	Digicel, Ltd., 8.25%, 9/1/17 (144A)	6,790,080
	4,915,000		BB/Ba3	MetroPCS Wireless, Inc., 6.625%, 11/15/20	5,246,762
	11,600,000		BB/Ba3	VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	12,513,500
RUB	430,000,000		BB/Ba3	VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	12,153,161
	6,650,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	6,929,134
					$54,888,987
				Total Telecommunication Services	$185,006,652
				Utilities - 2.4%
				Electric Utilities - 1.3%
	4,246,000		BBB/Baa1	Commonwealth Edison Co., 6.95%, 7/15/18	$5,020,870
	5,720,000		NR/Baa2	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	6,956,664
	9,750,000		NR/Baa2	Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	10,335,000
	23,175,000		A+/Aa3	Electricite de France SA, 6.0%, 1/22/14 (144A)	26,170,624
	5,285,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	5,391,387
	215,000		BBB/Baa2	Enel Finance International NV, 5.125%, 10/7/19 (144A)	242,062
	10,830,000	8.75	BB+/Ba1	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	12,752,325
	426,120		B-/Ba2	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	420,261
	5,000,000		BB+/Baa3	Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)	5,325,600
	4,150,000		BB+/Baa3	Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)	4,529,957
	2,725,000		BB+/Baa3	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	3,096,281
	1,330,000		BB+/Baa3	Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	1,659,973
	85,000		A/A2	Nevada Power Co., 6.5%, 8/1/18	100,502
	3,725,000		BBB/Baa2	Public Service Co. of New Mexico, 7.95%, 5/15/18	4,472,250
	8,675,000	6.25	BBB-/Baa1	Southern California Edison Co., Floating Rate Note (Perpetual)	9,412,375
					$95,886,131
				Gas Utilities - 0.4%
	1,965,000		AA-/Aa3	Nakilat, Inc., 6.067%, 12/31/33 (144A)	$2,153,945
	3,875,671		A+/A1	Nakilat, Inc., 6.267%, 12/31/33 (144A)	4,239,015
	9,425,000		BB+/Baa3	ONEOK, Inc., 6.875%, 9/30/28	10,676,122
	6,200,000		BBB+/Baa2	Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	5,843,500
	4,837,873		CCC-/Caa1	Transportadora de Gas del Sur SA, 9.625%, 5/14/20	4,934,630
					$27,847,212
				Multi-Utilities - 0.2%
	9,400,000		NR/Caa2	DTEK Finance Plc, 7.875%, 4/4/18 (144A)	$7,780,380
	3,256,799		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	3,240,515
	50,000		BBB+/Baa1	Sempra Energy, 9.8%, 2/15/19	66,447
					$11,087,342
				Independent Power Producers & Energy Traders - 0.5%
	1,326,720		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$1,471,591
	6,100,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	5,416,800
	8,380,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	9,092,300
	4,750,000		B+/B1	InterGen NV, 7.0%, 6/30/23 (144A)	4,904,375
	116,325		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	114,363
	3,487,100		BBB-/Baa3	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	3,785,321
	2,879,000		BB+/Ba1	NSG Holdings LLC, 7.75%, 12/15/25 (144A)	3,109,320
	2,646,745		BBB-/Baa3	Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	2,954,527
	7,850,000		NR/B2	Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	8,016,420
					$38,865,017
				Total Utilities	$173,685,702
				Government - 0.1%
				Government - 0.1%
	7,620,000		B+/B1	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$7,610,475
				Total Government	$7,610,475
				TOTAL CORPORATE BONDS
				(Cost $2,686,908,885)	$2,838,381,270

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.8%
	35,000,000		AAA/Aaa	Fannie Mae, 30YR Pool, 4.0%, TBA	$37,143,750
	95,000,000		AAA/Aaa	Fannie Mae, 30YR Pool, 4.5%, TBA	102,882,055
	190,000,000		AAA/Aaa	Fannie Mae, 30YR Pool 5.0%, TBA	210,989,060
	35,000,000		AAA/Aaa	Fannie Mae Pool, 3.5%, 9/25/42	36,028,125
	16,800,000		NR/NR	Fannie Mae, 3.0%, 7/17/14	17,451,000
	5,782,220		AAA/Aaa	Fannie Mae, 3.5%, 11/1/40	5,961,379
	1,995,579		NR/NR	Fannie Mae, 3.5%, 11/1/42	2,057,411
	991,367		AAA/Aaa	Fannie Mae, 3.5%, 11/1/42	1,023,298
	446,766		AAA/Aaa	Fannie Mae, 3.5%, 11/1/42	461,155
	1,291,821		AAA/Aaa	Fannie Mae, 3.5%, 11/1/42	1,333,425
	6,693,310		NR/NR	Fannie Mae, 3.5%, 12/1/25	7,102,154
	46,138		AAA/Aaa	Fannie Mae, 3.5%, 12/1/42	47,624
	1,726,839		AAA/Aaa	Fannie Mae, 3.5%, 12/1/42	1,782,452
	6,871,675		NR/NR	Fannie Mae, 3.5%, 4/1/29	7,291,413
	7,503,025		NR/NR	Fannie Mae, 3.5%, 4/1/29	7,961,327
	1,976,074		NR/NR	Fannie Mae, 3.5%, 6/1/42	2,037,302
	9,548,203		NR/NR	Fannie Mae, 3.5%, 7/1/26	10,131,430
	17,228,616		AAA/Aaa	Fannie Mae, 3.5%, 7/1/43	17,762,436
	15,900,000		NR/NR	Fannie Mae, 3.5%, 7/17/14	16,851,516
	23,325,323		NR/NR	Fannie Mae, 3.5%, 8/1/42	24,048,047
	42,378,053		NR/NR	Fannie Mae, 3.5%, 8/1/42	43,691,117
	1,275,495		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	1,355,553
	3,730,302		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	3,968,541
	5,846,218		NR/NR	Fannie Mae, 4.0%, 10/1/43	6,217,289
	3,135,269		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	3,332,833
	20,940		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	22,257
	8,838,129		NR/NR	Fannie Mae, 4.0%, 11/1/43	9,392,866
	3,252,007		NR/NR	Fannie Mae, 4.0%, 11/1/43	3,464,484
	6,808,457		AA+/Aaa	Fannie Mae, 4.0%, 12/1/40	7,263,618
	27,507,478		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	29,264,313
	8,996,394		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	9,571,581
	14,079		AAA/Aaa	Fannie Mae, 4.0%, 12/1/42	14,963
	1,747,540		NR/NR	Fannie Mae, 4.0%, 12/1/43	1,858,949
	3,094,746		NR/NR	Fannie Mae, 4.0%, 2/1/42	3,293,437
	1,706,933		AAA/Aaa	Fannie Mae, 4.0%, 2/1/43	1,814,071
	3,245,944		NR/NR	Fannie Mae, 4.0%, 2/1/44	3,455,820
	4,848,492		NR/NR	Fannie Mae, 4.0%, 2/1/44	5,158,944
	328,421		NR/NR	Fannie Mae, 4.0%, 4/1/41	349,374
	3,087,573		AAA/Aaa	Fannie Mae, 4.0%, 4/1/42	3,283,394
	4,691,917		AAA/Aaa	Fannie Mae, 4.0%, 4/1/42	4,989,078
	439,072		AAA/Aaa	Fannie Mae, 4.0%, 5/1/42	466,685
	16,261,023		NR/NR	Fannie Mae, 4.0%, 5/1/44	17,281,667
	4,937		AAA/Aaa	Fannie Mae, 4.0%, 7/1/18	5,248
	303,609		AAA/Aaa	Fannie Mae, 4.0%, 7/1/42	322,666
	6,485,162		NR/NR	Fannie Mae, 4.0%, 8/1/43	6,892,212
	4,406,333		NR/NR	Fannie Mae, 4.0%, 8/1/43	4,682,903
	929,497		AAA/Aaa	Fannie Mae, 4.0%, 9/1/37	987,839
	5,885,737		NR/NR	Fannie Mae, 4.5%, 10/1/43	6,376,875
	5,262,279		AA+/Aaa	Fannie Mae, 4.5%, 11/1/40	5,702,772
	3,810,476		NR/NR	Fannie Mae, 4.5%, 11/1/43	4,161,759
	1,421,140		NR/NR	Fannie Mae, 4.5%, 11/1/43	1,552,102
	12,655,304		NR/NR	Fannie Mae, 4.5%, 11/1/43	13,711,331
	24,575,370		NR/NR	Fannie Mae, 4.5%, 12/1/40	26,629,409
	38,547		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	41,763
	4,736,095		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	5,147,203
	4,185,808		NR/NR	Fannie Mae, 4.5%, 12/1/43	4,571,709
	361,511		AA+/Aaa	Fannie Mae, 4.5%, 3/1/35	391,677
	1,415,314		AA+/Aaa	Fannie Mae, 4.5%, 3/1/41	1,533,415
	1,706,448		AA+/Aaa	Fannie Mae, 4.5%, 3/1/41	1,848,843
	11,105		AA+/Aaa	Fannie Mae, 4.5%, 4/1/41	12,038
	7,959,205		NR/NR	Fannie Mae, 4.5%, 5/1/41	8,623,364
	22,738,331		AA+/Aaa	Fannie Mae, 4.5%, 7/1/41	24,796,669
	29,448,657		NR/NR	Fannie Mae, 4.5%, 8/1/41	31,906,013
	1,355,639		AAA/Aaa	Fannie Mae, 4.5%, 9/1/41	1,468,761
	15,978,291		NR/NR	Fannie Mae, 4.5%, 9/1/43	17,329,618
	2,916,379		NR/NR	Fannie Mae, 5.0%, 1/1/39	3,240,685
	998,275		NR/NR	Fannie Mae, 5.0%, 10/1/40	1,114,817
	402,921		AA+/Aaa	Fannie Mae, 5.0%, 2/1/22	434,852
	19,753		AA+/Aaa	Fannie Mae, 5.0%, 4/1/22	21,347
	963,581		NR/NR	Fannie Mae, 5.0%, 5/1/38	1,070,733
	954,265		NR/NR	Fannie Mae, 5.0%, 5/1/41	1,060,381
	188,828		AA+/Aaa	Fannie Mae, 5.0%, 6/1/22	203,367
	42,683		AA+/Aaa	Fannie Mae, 5.0%, 6/1/22	46,131
	7,771,781		NR/NR	Fannie Mae, 5.0%, 6/1/35	8,644,866
	990,043		NR/NR	Fannie Mae, 5.0%, 6/1/40	1,100,385
	4,238,483		AA+/Aaa	Fannie Mae, 5.0%, 6/1/40	4,714,572
	1,983,605		NR/NR	Fannie Mae, 5.0%, 7/1/35	2,207,554
	4,954,339		NR/NR	Fannie Mae, 5.0%, 7/1/35	5,514,582
	1,966,570		NR/NR	Fannie Mae, 5.0%, 7/1/39	2,185,256
	947,733		NR/NR	Fannie Mae, 5.0%, 7/1/39	1,053,123
	1,949,545		NR/NR	Fannie Mae, 5.0%, 7/1/39	2,166,338
	3,530,880		AA+/Aaa	Fannie Mae, 5.0%, 7/1/40	3,926,156
	971,651		NR/NR	Fannie Mae, 5.0%, 7/1/41	1,079,701
	2,905,130		NR/NR	Fannie Mae, 5.0%, 8/1/35	3,229,937
	322,474		AA+/Aaa	Fannie Mae, 5.5%, 12/1/35	361,430
	532,140		AA+/Aaa	Fannie Mae, 5.5%, 2/1/23	595,351
	6,691		AA+/Aaa	Fannie Mae, 5.5%, 2/1/33	7,319
	647,609		AA+/Aaa	Fannie Mae, 5.5%, 3/1/21	702,928
	963,084		AA+/Aaa	Fannie Mae, 5.5%, 3/1/25	1,080,635
	101,443		AA+/Aaa	Fannie Mae, 5.5%, 3/1/36	114,624
	189,254		AA+/Aaa	Fannie Mae, 5.5%, 4/1/34	212,771
	227,038		AA+/Aaa	Fannie Mae, 5.5%, 4/1/36	254,007
	68,742		AA+/Aaa	Fannie Mae, 5.5%, 5/1/33	77,066
	39,671		AA+/Aaa	Fannie Mae, 5.5%, 6/1/33	44,440
	89,807		AA+/Aaa	Fannie Mae, 5.5%, 7/1/33	100,920
	18,119		AA+/Aaa	Fannie Mae, 6.0%, 1/1/33	20,578
	118,924		AA+/Aaa	Fannie Mae, 6.0%, 1/1/34	134,868
	4,185		AA+/Aaa	Fannie Mae, 6.0%, 10/1/32	4,758
	8,683		AA+/Aaa	Fannie Mae, 6.0%, 11/1/32	9,814
	73,843		AA+/Aaa	Fannie Mae, 6.0%, 12/1/32	84,067
	133,559		AA+/Aaa	Fannie Mae, 6.0%, 12/1/33	151,143
	416,481		AA+/Aaa	Fannie Mae, 6.0%, 12/1/37	468,650
	2,450		AA+/Aaa	Fannie Mae, 6.0%, 3/1/32	2,791
	10,125		AA+/Aaa	Fannie Mae, 6.0%, 3/1/33	11,479
	7,967		AA+/Aaa	Fannie Mae, 6.0%, 3/1/33	8,965
	523,339		AA+/Aaa	Fannie Mae, 6.0%, 4/1/38	589,006
	140,058		AA+/Aaa	Fannie Mae, 6.0%, 5/1/33	158,399
	347,513		AA+/Aaa	Fannie Mae, 6.0%, 6/1/37	391,651
	54,377		AA+/Aaa	Fannie Mae, 6.0%, 7/1/17	56,579
	173,112		AA+/Aaa	Fannie Mae, 6.0%, 7/1/38	194,796
	22,509		AA+/Aaa	Fannie Mae, 6.5%, 10/1/32	25,422
	8,460		AA+/Aaa	Fannie Mae, 6.5%, 11/1/32	9,550
	151,795		AA+/Aaa	Fannie Mae, 6.5%, 12/1/21	171,156
	1,485		AA+/Aaa	Fannie Mae, 6.5%, 2/1/32	1,675
	4,564		AA+/Aaa	Fannie Mae, 6.5%, 3/1/32	5,150
	353		AA+/Aaa	Fannie Mae, 6.5%, 4/1/29	398
	3,282		AA+/Aaa	Fannie Mae, 6.5%, 5/1/31	3,701
	355		AA+/Aaa	Fannie Mae, 6.5%, 6/1/31	401
	2,628		AA+/Aaa	Fannie Mae, 6.5%, 7/1/31	2,965
	3,854		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	4,360
	551		AA+/Aaa	Fannie Mae, 7.0%, 2/1/29	642
	1,590		AA+/Aaa	Fannie Mae, 7.0%, 5/1/28	1,822
	1,070		AA+/Aaa	Fannie Mae, 7.0%, 7/1/31	1,198
	1,267		AAA/Aaa	Fannie Mae, 7.5%, 1/1/28	1,421
	3,451,152		AA+/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	3,551,975
	10,260,067		NR/NR	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	10,889,110
	6,671,805		NR/NR	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	6,866,718
	6,314,232		NR/NR	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	6,698,285
	13,482,516		NR/NR	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	14,302,570
	851,166		AA+/Aaa	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	922,656
	991,134		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	1,074,942
	1,473,948		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	1,596,887
	4,370,839		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	4,735,787
	85,310		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	92,771
	202,970		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	219,885
	2,820,791		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	3,054,724
	297,726		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	322,302
	3,125,635		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	3,387,533
	145,679		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	157,938
	83,521		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	92,757
	11,774,948		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	13,086,199
	570,208		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	616,032
	418,501		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	464,877
	393,539		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	429,318
	79,418		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	88,211
	343,599		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	381,358
	979,836		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	1,084,335
	691,182		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	764,896
	7,246		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	7,694
	112,416		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	126,171
	101,876		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	115,967
	16,587		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	18,616
	166,856		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	187,328
	339,069		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	380,555
	10,170		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	11,422
	35,891		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	40,331
	187,524		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/17	197,006
	162,889		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	182,819
	199,577		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	227,187
	2,427		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,735
	998,483		NR/NR	Federal National Mortgage Association, 5.0%, 12/1/41	1,112,013
	43,250,000		NR/NR	Government National Mortgage Association I, 4.0%, 7/21/14	46,196,406
	1,124,522		NR/NR	Government National Mortgage Association I, 4.5%, 1/15/40	1,229,257
	238,319		AA+/Aaa	Government National Mortgage Association I, 4.5%, 10/15/33	261,708
	50,577		AA+/Aaa	Government National Mortgage Association I, 4.5%, 12/15/34	55,444
	168,106		AA+/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	184,221
	157,237		AA+/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	171,429
	1,319,680		NR/NR	Government National Mortgage Association I, 4.5%, 7/15/41	1,442,336
	8,312,969		AAA/Aaa	Government National Mortgage Association I, 4.5%, 8/15/41	9,072,456
	325,928		AA+/Aaa	Government National Mortgage Association I, 4.5%, 9/15/33	357,304
	865,218		NR/NR	Government National Mortgage Association I, 4.5%, 9/15/40	945,811
	168,839		AA+/Aaa	Government National Mortgage Association I, 5.0%, 10/15/18	179,630
	32,429		AA+/Aaa	Government National Mortgage Association I, 5.0%, 10/15/18	34,523
	53,439		AA+/Aaa	Government National Mortgage Association I, 5.0%, 11/15/16	55,551
	185,816		AA+/Aaa	Government National Mortgage Association I, 5.0%, 6/15/21	198,234
	748,437		AA+/Aaa	Government National Mortgage Association I, 5.0%, 9/15/33	830,549
	981,102		AA+/Aaa	Government National Mortgage Association I, 5.125%, 10/15/38	1,081,938
	287,249		AA+/Aaa	Government National Mortgage Association I, 5.5%, 1/15/34	329,779
	211,271		AA+/Aaa	Government National Mortgage Association I, 5.5%, 1/15/35	238,448
	51,356		AA+/Aaa	Government National Mortgage Association I, 5.5%, 10/15/19	54,586
	409,746		AA+/Aaa	Government National Mortgage Association I, 5.5%, 10/15/19	435,528
	309,482		AAA/Aaa	Government National Mortgage Association I, 5.5%, 10/15/34	348,995
	1,590		AA+/Aaa	Government National Mortgage Association I, 5.5%, 12/15/18	1,683
	342,040		AA+/Aaa	Government National Mortgage Association I, 5.5%, 12/15/35	383,869
	698,519		AA+/Aaa	Government National Mortgage Association I, 5.5%, 2/15/35	787,604
	263,351		AA+/Aaa	Government National Mortgage Association I, 5.5%, 2/15/35	296,241
	24		AA+/Aaa	Government National Mortgage Association I, 5.5%, 2/15/37	27
	23,090		AA+/Aaa	Government National Mortgage Association I, 5.5%, 3/15/17	24,151
	221,216		AA+/Aaa	Government National Mortgage Association I, 5.5%, 3/15/37	247,155
	238,564		AA+/Aaa	Government National Mortgage Association I, 5.5%, 3/15/37	266,533
	449,417		AA+/Aaa	Government National Mortgage Association I, 5.5%, 3/15/37	506,797
	7,266		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/33	8,121
	295,080		AA+/Aaa	Government National Mortgage Association I, 5.5%, 4/15/34	333,253
	220,341		AA+/Aaa	Government National Mortgage Association I, 5.5%, 6/15/35	247,743
	138,120		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/33	155,823
	450,178		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/34	508,420
	94,276		AA+/Aaa	Government National Mortgage Association I, 5.5%, 8/15/19	99,924
	129,607		AA+/Aaa	Government National Mortgage Association I, 5.5%, 9/15/19	138,362
	271,601		AA+/Aaa	Government National Mortgage Association I, 5.5%, 9/15/19	287,855
	112,666		AA+/Aaa	Government National Mortgage Association I, 5.5%, 9/15/19	119,411
	475,810		AA+/Aaa	Government National Mortgage Association I, 5.75%, 10/15/38	531,581
	104,572		AA+/Aaa	Government National Mortgage Association I, 5.75%, 10/15/38	116,797
	73,077		AA+/Aaa	Government National Mortgage Association I, 6.0%, 1/15/17	75,653
	29,290		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/33	32,948
	171,272		AA+/Aaa	Government National Mortgage Association I, 6.0%, 1/15/33	197,970
	74,208		AA+/Aaa	Government National Mortgage Association I, 6.0%, 1/15/34	85,523
	77,726		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/33	87,435
	592,013		AA+/Aaa	Government National Mortgage Association I, 6.0%, 10/15/37	665,610
	17,509		AA+/Aaa	Government National Mortgage Association I, 6.0%, 11/15/16	18,107
	2,418		AA+/Aaa	Government National Mortgage Association I, 6.0%, 11/15/18	2,424
	372,203		AA+/Aaa	Government National Mortgage Association I, 6.0%, 11/15/33	427,911
	145,725		AA+/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	168,443
	124,699		AA+/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	144,138
	96,136		AA+/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	111,122
	15,299		AA+/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	17,209
	4,782		AA+/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	5,380
	76,471		AA+/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	87,464
	1,884		AA+/Aaa	Government National Mortgage Association I, 6.0%, 5/15/16	1,933
	204,533		AA+/Aaa	Government National Mortgage Association I, 6.0%, 5/15/33	236,100
	56,617		AA+/Aaa	Government National Mortgage Association I, 6.0%, 5/15/33	63,775
	466,162		AA+/Aaa	Government National Mortgage Association I, 6.0%, 5/15/33	535,935
	150,794		AA+/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	156,137
	45,767		AA+/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	47,646
	101,088		AA+/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	116,846
	338,339		AA+/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	391,084
	187,799		AA+/Aaa	Government National Mortgage Association I, 6.0%, 7/15/17	195,393
	137,281		AA+/Aaa	Government National Mortgage Association I, 6.0%, 7/15/17	142,783
	243,175		AA+/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	281,146
	96,521		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	111,568
	957,536		AA+/Aaa	Government National Mortgage Association I, 6.0%, 7/15/38	1,076,393
	419		AA+/Aaa	Government National Mortgage Association I, 6.0%, 8/15/16	420
	245,666		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/32	284,041
	38,028		AA+/Aaa	Government National Mortgage Association I, 6.0%, 9/15/19	38,560
	143,331		AA+/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	162,122
	73,020		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	84,176
	12,055		AA+/Aaa	Government National Mortgage Association I, 6.5%, 1/15/29	13,697
	7,871		AA+/Aaa	Government National Mortgage Association I, 6.5%, 10/15/31	8,943
	6,068		AA+/Aaa	Government National Mortgage Association I, 6.5%, 10/15/31	6,923
	15,872		AA+/Aaa	Government National Mortgage Association I, 6.5%, 10/15/32	18,097
	47,540		AA+/Aaa	Government National Mortgage Association I, 6.5%, 11/15/31	54,160
	80,341		AA+/Aaa	Government National Mortgage Association I, 6.5%, 11/15/32	94,121
	478		AA+/Aaa	Government National Mortgage Association I, 6.5%, 12/15/31	560
	5,593		AA+/Aaa	Government National Mortgage Association I, 6.5%, 2/15/32	6,432
	2,874		AA+/Aaa	Government National Mortgage Association I, 6.5%, 3/15/32	3,355
	2,646		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/29	3,034
	27,696		AA+/Aaa	Government National Mortgage Association I, 6.5%, 5/15/32	31,468
	4,067		AA+/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	4,637
	6,878		AA+/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	7,849
	7,115		AA+/Aaa	Government National Mortgage Association I, 6.5%, 7/15/32	8,084
	9,288		AA+/Aaa	Government National Mortgage Association I, 6.5%, 7/15/32	10,553
	29,725		AA+/Aaa	Government National Mortgage Association I, 6.5%, 7/15/35	33,922
	4,325		AA+/Aaa	Government National Mortgage Association I, 6.5%, 8/15/32	4,914
	39,389		AA+/Aaa	Government National Mortgage Association I, 6.5%, 8/15/32	44,753
	3,929		AA+/Aaa	Government National Mortgage Association I, 6.5%, 8/15/32	4,464
	104,327		AA+/Aaa	Government National Mortgage Association I, 6.5%, 9/15/32	118,534
	43,024		AA+/Aaa	Government National Mortgage Association I, 6.5%, 9/15/32	49,095
	910		AA+/Aaa	Government National Mortgage Association I, 7.0%, 5/15/29	1,034
	514		AA+/Aaa	Government National Mortgage Association I, 7.0%, 5/15/29	578
	2,307		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/31	2,594
	1,110		AA+/Aaa	Government National Mortgage Association I, 7.0%, 6/15/29	1,143
	468		AA+/Aaa	Government National Mortgage Association I, 7.0%, 6/15/31	483
	10,341		AA+/Aaa	Government National Mortgage Association I, 7.0%, 8/15/29	10,695
	128		AA+/Aaa	Government National Mortgage Association I, 7.5%, 8/15/29	130
	782,454		AA+/Aaa	Government National Mortgage Association II, 4.5%, 1/20/35	861,136
	1,470,839		AA+/Aaa	Government National Mortgage Association II, 4.5%, 12/20/34	1,619,393
	818,386		AA+/Aaa	Government National Mortgage Association II, 4.5%, 3/20/35	898,136
	8,847,707		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	9,679,210
	14,599		AA+/Aaa	Government National Mortgage Association II, 5.5%, 10/20/37	16,324
	209,142		AA+/Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	235,365
	289,646		AA+/Aaa	Government National Mortgage Association II, 6.0%, 10/20/33	334,726
	88,545		AAA/Aaa	Government National Mortgage Association II, 6.0%, 5/20/32	100,136
	408		AA+/Aaa	Government National Mortgage Association II, 6.5%, 1/20/28	473
	6,317		AAA/Aaa	Government National Mortgage Association II, 7.0%, 1/20/29	7,341
	5,000,000		AA+/Aaa	U.S. Treasury Bonds, 3.625%, 2/15/44	5,276,560
	25,000,000		NR/Aaa	U.S. Treasury Bonds, 3.625%, 8/15/43	26,406,250
	10,750,000		AA+/Aaa	U.S. Treasury Bonds, 3.75%, 8/15/41	11,677,188
	12,355,000		AA+/Aaa	U.S. Treasury Bonds, 4.25%, 5/15/39	14,507,476
	23,290,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 11/15/39	27,889,775
	5,085,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 2/15/38	6,071,012
	19,890,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	24,244,040
	40,000,000		AA+/Aaa	U.S. Treasury Notes, 2.5%, 5/15/24	39,943,760
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $1,177,816,315)	$1,210,260,402

				FOREIGN GOVERNMENT BONDS - 6.6%
	17,900,000		BBB-/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$18,061,100
BRL	14,150,000		BBB-/Baa2	Brazilian Government International Bond, 10.25%, 1/10/28	6,716,013
	7,900,000		BB/Ba1	Croatia Government International Bond, 5.5%, 4/4/23 (144A)	8,206,125
GHS	19,000,000		NR/B2	Ghana Government Bond, 19.24%, 5/30/16	5,241,261
GHS	3,770,000		NR/B2	Ghana Government Bond, 21.0%, 10/26/15	1,082,330
GHS	3,875,000		NR/NR	Ghana Government Bond, 26.0%, 6/5/17	1,190,672
IDR	26,365,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	1,756,925
IDR	34,113,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/22	2,676,094
IDR	23,752,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	1,763,118
IDR	222,011,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	17,603,571
IDR	92,300,000,000		NR/Aaa	Inter-American Development Bank, 4.5%, 2/4/16	7,493,779
BRL	37,250,000		AAA/Aaa	International Finance Corp., 5.0%, 12/21/15	15,736,852
INR	1,036,140,000		NR/Aaa	International Finance Corp., 7.75%, 12/3/16	17,420,281
KES	243,000,000		B+/B1	Kent Country Build Schools for the Future Project , 0.0%, 8/11/14 (d)	2,742,825
	8,570,000		B+/NR	Kenya Government International Bond, 5.875%, 6/24/19 (144A)	8,745,685
	8,635,000		NR/NR	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	8,980,400
MXN	272,040,000		A/A3	Mexican Bonos, 6.5%, 6/9/22	22,257,161
MXN	60,890,000		A/A3	Mexican Bonos, 7.5%, 6/3/27	5,316,926
MXN	313,425,301		A/A3	Mexican Udibonos, 2.0%, 6/9/22	24,037,910
MXN	227,628,460		A/A3	Mexican Udibonos, 3.5%, 12/14/17	19,196,085
NGN	2,507,000,000		B+/Ba3	Nigeria Government Bond, 16.0%, 6/29/19	17,979,936
NOK	63,500,000		AAA/Aaa	Norway Government Bond, 2.0%, 5/24/23	10,058,708
NOK	234,080,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	41,145,811
NOK	118,980,000		AAA/Aaa	Norway Government Bond, 4.5%, 5/22/19	21,884,281
NOK	467,360,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	78,597,645
PLN	13,000,000		A/A2	Poland Government Bond, 5.5%, 4/25/15	4,386,992
	6,700,000		A-/A2	Poland Government International Bond, 4.0%, 1/22/24	6,951,250
	4,467,820		CCC-/NR	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	4,378,464
	3,145,000		CCC-/NR	Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)	3,105,688
AUD	11,750,000		AA+/Aa1	Queensland Treasury Corp., 5.75%, 7/22/24	12,677,858
AUD	11,815,000		AA+/Aa1	Queensland Treasury Corp., 6.0%, 7/21/22	12,854,063
	16,455,000		B/B2	Republic of Ghana, 7.875%, 8/7/23 (144A)	15,920,212
RON	83,320,000		BBB-/NR	Romania Government Bond, 5.85%, 4/26/23	28,813,537
RON	24,950,000		BB+/Baa3	Romania Government Bond, 5.95%, 6/11/21	8,739,534
RUB	25,000		BBB/Baa1	Russian Federal Bond - OFZ, 7.6%, 7/20/22	710
TRY	21,830,000		NR/NR	Turkey Government Bond, 10.5%, 1/15/20	11,195,004
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $506,691,529)	$474,914,806

				MUNICIPAL BONDS - 3.7%
				Municipal Airport - 0.1%
	150,000		NR/NR	City of Charlotte North Carolina, 5.6%, 7/1/27	$150,738
	3,450,000		BBB/Baa1	Indianapolis Airport Authority, 5.1%, 1/15/17	3,802,486
					$3,953,224
				Municipal Development - 0.7%
	7,050,000	5.90	BBB/NR	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$7,599,548
	7,370,000		BBB/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	8,213,496
	19,893,000		AA/A2	New Jersey Economic Development Authority, 0.0%, 2/15/18 (d)	18,311,308
	8,470,000		BBB/Baa1	Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	8,872,579
	3,700,000		BBB/NR	Selma Industrial Development Board, 6.25%, 11/1/33	4,193,062
					$47,189,993
				Municipal Education - 0.0%+
	2,300,000		AA+/Aaa	Amherst College, 3.794%, 11/1/42	$2,100,445

				Municipal General - 0.9%
	17,600,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$17,742,736
	4,480,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	4,636,352
	10,540,000		A/A2	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	11,694,341
	1,400,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	1,592,122
	12,505,000		AAA/Aa1	New York State Dormitory Authority, 5.0%, 12/15/30	14,280,710
	3,650,000		AA-/Aa3	State of Wisconsin, 5.75%, 5/1/33	4,216,590
	4,585,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	4,894,258
	9,165,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	9,729,197
					$68,786,306
				Higher Municipal Education - 1.1%
	4,550,000		A+/NR	Baylor University, 4.313%, 3/1/42	$4,414,182
	8,675,000		AAA/Aaa	California Educational Facilities Authority, 5.0%, 6/1/43	11,029,568
	4,700,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	5,249,806
	3,700,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	4,221,663
	20,250,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	23,469,345
	4,550,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	6,047,951
	40,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36	46,026
	3,150,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	3,720,276
	4,025,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	5,050,908
	6,100,000		AA/Aa1	New York State Dormitory Authority Series A, 5.0%, 7/1/40	6,898,978
	2,550,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	3,054,033
	2,210,000		AAA/Aaa	The University of Texas System, 5.0%, 8/15/43	2,470,758
	2,800,000		AA/Aa1	University of Southern California, 5.25%, 10/1/11	3,378,088
					$79,051,582
				Municipal Medical - 0.3%
	3,700,000		AA/Aa2	Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$4,098,083
	6,550,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	7,180,044
	2,075,000		AA-/A1	Massachusetts Development Finance Agency, 5.375%, 4/1/41	2,278,931
	4,250,000		A/NR	New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	4,765,270
					$18,322,328
				Municipal Pollution - 0.4%
	950,000		A+/NR	Butler Industrial Development Board, 5.75%, 9/1/28	$956,336
	3,285,000		A-/Baa1	County of Sweetwater Wyoming, 5.6%, 12/1/35	3,359,898
	4,450,000	5.20	A-/NR	Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28	4,665,558
	15,970,000	5.95	BBB/NR	Port Freeport Texas, Floating Rate Note, 5/15/33	17,502,002
	1,400,000	4.90	A-/NR	Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28	1,444,436
					$27,928,230
				Municipal School District - 0.2%
	11,120,000		AAA/Aaa	North East Independent School District Texas, 5.25%, 2/1/31	$13,986,514

				Municipal Transportation - 0.0%+
	2,620,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	$2,670,487

				Municipal Obligation - 0.0%+
	2,550,000		AA+/Aa1	State of Washington, 3.0%, 7/1/28	$2,543,574

				TOTAL MUNICIPAL BONDS
				(Cost $245,622,349)	$266,532,683

				SENIOR FLOATING RATE LOAN INTERESTS - 9.4%
				Energy - 0.6%
				Oil & Gas Drilling - 0.1%
	5,682,063	6.00	B+/B1	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$5,767,293
				Integrated Oil & Gas - 0.1%
	4,789,843	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$4,825,767
				Oil & Gas Exploration & Production - 0.4%
	15,205,000	7.75	NR/NR	American Energy Partners Inc., Term loan, 6/17/15	$15,205,000
	3,656,667	3.50	B+/Ba3	EP Energy LLC, Tranche B-3 Loan, 5/24/18	3,656,286
	5,710,000	8.38	B-/B2	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	5,904,734
	2,350,000	5.00	B/B1	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	2,354,827
					$27,120,847
				Oil & Gas Refining & Marketing - 0.0%+
	2,029,577	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$2,035,895
				Coal & Consumable Fuels - 0.0%+
	1,135,833	18.15	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$681,500
	1,066,849	6.04	NR/NR	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e)	426,740
	3,035,847	7.25	B-/B3	Walter Energy, Inc., B Term Loan, 4/2/18	2,942,331
					$4,050,571
				Total Energy	$43,800,373
				Materials - 0.9%
				Commodity Chemicals - 0.0%+
	1,738,504	4.00	BBB-/Ba2	Tronox Pigments BV, New Term Loan, 3/19/20	$1,743,720
				Diversified Chemicals - 0.1%
	6,445,365	5.00	B+/B3	Univar, Term B Loan, 2/14/17	$6,478,166
				Specialty Chemicals - 0.2%
	5,778,408	3.23	BB-/B1	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$5,788,844
	2,772,000	4.00	BB-/B1	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	2,777,544
	6,254,750	4.00	NR/B2	PQ Corp., 2014 Term Loan, 8/7/17	6,278,205
	277,667	1.23	BBB-/Ba2	WR Grace & Co., Delayed Draw Term Loan, 1/23/21	277,459
	775,526	3.00	BBB-/Ba2	WR Grace & Co., U.S. Term Loan, 1/23/21	774,944
					$15,896,996
				Metal & Glass Containers - 0.1%
	2,177,543	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$2,188,431
	1,676,620	4.25	B/B1	Tank Holding Corp., Initial Term Loan, 7/9/19	1,678,716
					$3,867,147
				Paper Packaging - 0.0%+
	1,275,660	4.75	B+/Ba3	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	$1,282,571
	738,993	3.00	BB+/NR	Sealed Air Corp., Replacement Term Loan, 10/3/18	742,515
					$2,025,086
				Aluminum - 0.0%+
	1,055,700	5.75	B/B2	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$1,018,750
	1,725,650	3.75	BB-/Ba2	Novelis, Inc. Georgia, Initial Term Loan, 3/10/17	1,730,180
					$2,748,930
				Diversified Metals & Mining - 0.1%
	2,412,246	3.75	BBB-/NR	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$2,417,271
	1,906,443	4.00	BB-/B1	US Silica Co., Term Loan, 7/23/20	1,912,401
					$4,329,672
				Steel - 0.0%+
	564,938	9.25	CCC+/B1	Essar Steel Algoma, Inc., Term Loan, 9/19/14	$567,762
				Paper Products - 0.4%
	11,785,938	5.75	B+/Ba2	Appvion, Inc., Term Commitment, 6/28/19	$11,892,753
	4,169,050	5.25	B/B1	Coveris Holdings SA, USD Term Loan, 4/14/19	4,240,708
	3,081,065	4.50	NR/NR	Ranpak Corp., USD Term Loan, 4/10/19	3,100,321
EURO	3,915,319	5.25	NR/B1	Unifrax I LLC, New Euro Term Loan, 11/28/18	5,362,421
					$24,596,203
				Total Materials	$62,253,682
				Capital Goods - 0.9%
				Aerospace & Defense - 0.5%
	1,496,250	4.25	B/Ba3	CPI International, Inc., Term B Loan, 3/31/21	$1,503,731
	4,610,486	5.75	B+/Ba3	The SI Organization Inc., Initial Term Loan, 11/19/19	4,623,935
	1,449,388	6.50	B+/B1	TASC Inc.,/VA, 1ST Lien Term Loan, 5/12/20	1,428,553
	2,400,123	4.00	B+/B1	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	2,396,266
	7,023,842	5.00	B/B2	DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18	7,107,250
	6,011,900	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	6,033,471
	2,487,204	6.25	B+/Ba2	DynCorp International, Inc., Term Loan, 7/7/16	2,496,919
	1,890,862	3.48	B-/Caa1	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	1,815,228
	6,747,250	5.25	B/B2	Sequa Corp., Initial Term Loan, 6/19/17	6,696,646
	3,184,127	5.00	B/NR	Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18	3,223,928
					$37,325,927
				Building Products - 0.0%+
	981,322	5.00	BB-/B2	Summit Materials LLC, Term B Loan, 1/30/19	$986,536
				Construction & Engineering - 0.1%
	5,429,176	6.75	B+/B2	International Equipment Solutions LLC, Initial Loan, 8/16/19	$5,503,828
				Electrical Components & Equipment - 0.1%
	2,717,471	5.25	NR/NR	Pelican Products, Inc., Term Loan (First Lien), 4/8/20	$2,744,646
	958,600	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 2/15/17	967,587
					$3,712,233
				Industrial Conglomerates - 0.0%+
	2,743,769	4.50	B+/B2	Pro Mach, Inc., Term Loan, 7/6/17	$2,764,347
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	1,647,338	3.50	BBB-/Ba1	Terex Corp., Term Loan, 4/28/17	$1,657,634
	3,833,881	4.00	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	3,845,862
					$5,503,496
				Industrial Machinery - 0.0%+
	792,000	5.75	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 5/17/19	$798,930
				Trading Companies & Distributors - 0.1%
	4,599,670	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$4,609,444
				Total Capital Goods	$61,204,741
				Commercial Services & Supplies - 0.3%
				Environmental & Facilities Services - 0.1%
	3,507,020	4.25	B+/B1	Waste Industries USA, Inc., Term B Loan, 3/17/17	$3,514,325
	3,685,175	4.00	B+/B1	WCA Waste Corp., Term Loan, 3/23/18	3,690,356
					$7,204,681
				Diversified Support Services - 0.0%+
	2,418,271	6.25	B-/B2	Language Line LLC, Tranche B Term Loan, 6/20/16	$2,426,735
				Security & Alarm Services - 0.2%
	175,576	4.00	B+/Ba3	Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20	$175,521
	686,343	4.00	B+/Ba3	Garda World Security Corp., Term B Loan, 11/1/20	686,129
	7,542,177	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	7,568,107
	2,299,903	4.25	B+/B1	Protection One, Inc., Term Loan (2012), 3/21/19	2,301,340
					$10,731,097
				Human Resource & Employment Services - 0.0%+
	1,994,750	3.50	BB+/Ba2	On Assignment, Inc., Initial Term B Loan, 5/15/20	$1,991,425
				Research & Consulting Services - 0.0%+
	638,740	5.00	BB/B1	Wyle Services Corp., 1st Lien Term Loan, 5/22/21	$639,938
				Total Commercial Services & Supplies	$22,993,876
				Transportation - 0.1%
				Air Freight & Logistics - 0.0%+
	2,613,600	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19	$2,628,302
				Airlines - 0.1%
	5,303,827	3.50	BB/NR	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	$5,307,142
	987,500	3.50	BB-/Ba2	United Airlines, Inc., Class B Term Loan, 4/1/19	986,368
	214,795	3.50	BB-/Ba2	US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19	214,741
	357,991	3.00	BB-/Ba2	US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16	358,976
					$6,867,227
				Total Transportation	$9,495,529
				Automobiles & Components - 0.8%
				Auto Parts & Equipment - 0.4%
	1,620,000	6.00	B/B1	Henniges Automotive Holdings, Inc., Term Loan B, 6/11/21	$1,640,250
	2,956,899	3.75	B+/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	2,968,431
	1,679,450	3.75	BB/Ba2	Gates Investments LLC, Term B-2 Loan, 9/29/16	1,683,229
	3,077,688	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	3,095,640
	4,937,878	4.25	NR/B1	Metaldyne LLC, Tranche B Term Loan, 12/18/18	4,962,568
	4,762,763	4.25	BB-/B1	Remy International, Inc., Term B Loan 2013, 3/5/20	4,774,670
	7,534,231	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	7,571,812
	2,016,850	5.50	B/Ba3	UCI International, Inc., Term Loan, 7/26/17	2,026,093
					$28,722,693
				Tires & Rubber - 0.1%
	9,925,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$9,999,358
				Automobile Manufacturers - 0.3%
	18,319,666	3.50	BB+/Ba1	Chrysler Group LLC, Term Loan B, 5/24/17	$18,414,543
				Total Automobiles & Components	$57,136,594
				Consumer Durables & Apparel - 0.1%
				Home Furnishings - 0.0%+
	1,283,934	3.50	BB/Ba3	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$1,281,393
				Housewares & Specialties - 0.1%
	646,067	3.75	BB/Ba2	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$648,894
	3,793,677	4.00	B+/B1	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18	3,803,400
					$4,452,294
				Total Consumer Durables & Apparel	$5,733,687
				Consumer Services - 0.3%
				Casinos & Gaming - 0.0%+
	4,197,570	3.75	BB+/Ba2	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	$4,209,797
				Leisure Facilities - 0.1%
	4,043,158	0.00	B/B1	Fitness International LLC, Term B Loan, 6/25/20	$4,034,324
	1,068,351	3.50	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	1,072,191
					$5,106,515
				Restaurants - 0.1%
	6,730,550	4.00	BB-/Ba3	Landry's, Inc., B Term Loan, 4/24/18	$6,755,789
				Specialized Consumer Services - 0.1%
	1,313,701	3.48	B/B1	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21	$1,311,033
	5,826,250	4.00	B+/B1	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	4,624,586
					$5,935,619
				Total Consumer Services	$22,007,720
				Media - 1.1%
				Advertising - 0.2%
	7,501,877	6.75	B/NR	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	$7,547,009
	4,798,054	4.75	B/B2	Getty Images, Inc., Initial Term Loan, 10/18/19	4,641,570
					$12,188,579
				Broadcasting - 0.1%
	1,395,724	4.03	B+/Ba3	Entercom Radio llc, Term B-2 Loan, 11/23/18	$1,402,004
	2,221,875	4.00	B+/B2	Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20	2,223,090
	6,985,727	4.00	B+/NR	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	6,989,003
					$10,614,097
				Cable & Satellite - 0.6%
	1,937,130	3.50	BB-/Ba2	Cequel Communications LLC, Term Loan, 2/14/19	$1,940,885
	3,801,600	3.25	BB/Ba3	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	3,765,914
	6,682,736	3.50	BB/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	6,681,900
	25,310,000	3.50	BB-/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	25,245,156
	2,743,404	0.00	NR/Ba3	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22	2,713,276
	2,588,511	0.00	NR/Ba3	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22	2,560,084
	1,668,085	3.50	NR/Ba3	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22	1,649,766
					$44,556,981
				Movies & Entertainment - 0.1%
	2,415,062	3.75	NR/Baa3	Cinedigm Digital Funding I LLC, Term Loan, 2/28/18	$2,419,591
	3,616,557	3.50	BB-/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19	3,595,085
	4,915,356	3.75	B+/B1	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	4,846,541
					$10,861,217
				Publishing - 0.1%
	2,131,988	4.75	B+/B2	Interactive Data Corp., Term Loan, 4/24/21	$2,152,975
	2,272,688	4.25	NR/B1	Houghton Mifflin Harcourt Publishing Co., Term Loan, 5/22/18	2,286,892
					$4,439,867
				Total Media	$82,660,741
				Retailing - 0.3%
				Computer & Electronics Retail - 0.1%
	4,067,432	12.00	B/Caa1	Targus Group International, Inc., Term Loan, 5/24/16	$3,487,823
				Home Improvement Retail - 0.0%+
	1,346,591	4.50	B/B2	Apex Tool Group LLC, Term Loan, 2/1/20	$1,333,687
				Automotive Retail - 0.2%
	4,327,345	6.00	B+/B1	Arc Automotive Group, Inc., Term Loan, 11/15/18	$4,348,982
	1,350,000	4.00	BB-/B1	CS Intermediate Holdco 2 LLC, Term Loan, 3/28/21	1,350,844
	7,011,250	5.75	B+/B2	CWGS Group LLC, Term Loan, 2/20/20	7,081,362
	1,231,250	3.75	BB/Ba1	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	1,232,501
					$14,013,689
				Total Retailing	$18,835,199
				Food & Staples Retailing - 0.2%
				Food Distributors - 0.1%
	1,363,664	5.75	B/B2	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$1,367,244
	1,000,000	4.25	B+/B2	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20	997,875
	3,250,438	4.75	B+/B1	Mill US Acquisition LLC, Term Loan (First Lien), 7/3/20	3,273,191
	866,250	5.00	B+/B2	Windsor Quality Food Company, Ltd., Term B Loan, 12/23/20	864,084
					$6,502,394
				Food Retail - 0.1%
	1,850,000	4.75	NR/Ba3	New Albertsons, Inc., Term B Loan, 6/24/21	$1,858,510
	1,995,000	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	2,007,818
	4,387,400	3.50	B+/B1	Big Heart Pet Brands, Initial Term Loan, 2/24/20	4,365,463
					$8,231,791
				Total Food & Staples Retailing	$14,734,185
				Food, Beverage & Tobacco - 0.1%
				Agricultural Products - 0.1%
	5,345,995	4.50	B/B1	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$5,382,685
				Packaged Foods & Meats - 0.0%+
	990,810	4.51	B-/Ba3	Dole Food Co, Inc., Tranche B Term Loan, 10/25/18	$993,035
				Total Food, Beverage & Tobacco	$6,375,720
				Household & Personal Products - 0.1%
				Household Products - 0.1%
CAD	316,479	5.06	BB/Ba3	Spectrum Brands Canada, Inc., Initial Canadian Term Loan, 12/17/19	$296,430
	198,145	3.50	BB/Ba3	Spectrum Brands, Inc., Tranche C Term Loan, 8/13/19	198,578
	1,492,507	4.01	BB-/B1	SRAM LLC, Term Loan (First Lien), 4/10/20	1,479,915
	1,164,799	4.50	B-/B2	WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19	1,168,439
					$3,143,362
				Personal Products - 0.0%+
	2,738,789	3.25	B+/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	$2,743,354
				Total Household & Personal Products	$5,886,716
				Health Care Equipment & Services - 1.5%
				Health Care Equipment - 0.1%
	4,715,160	4.00	BB-/Ba3	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$4,727,438
				Health Care Supplies - 0.1%
	8,088,204	5.00	B+/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$8,146,342
				Health Care Services - 0.7%
	5,935,316	0.00	BB/Ba1	Davita Healthcare Partners, Inc., Tranche B Term, 6/19/21	$5,970,821
	2,319,129	6.50	NR/NR	AccentCare, Inc., Term Loan, 12/22/16	1,542,221
	3,375,909	4.25	B+/B1	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	3,379,707
	1,749,626	6.75	B+/B1	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	1,761,109
	2,589,552	6.50	NR/B1	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	2,605,736
	4,315,919	6.50	B/B1	BioScrip, Inc., Initial Term B Loan, 7/31/20	4,342,894
	1,969,527	4.00	BB-/Ba3	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,975,272
	8,873,929	6.50	B+/B2	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	8,890,567
	4,707,536	7.50	B-/B2	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	4,736,958
	386,603	7.75	B-/B2	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	387,570
	1,540,921	8.00	NR/WR	Rural, Term Loan, 6/30/18	1,448,466
	7,408,398	4.50	B/B1	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	7,348,205
	6,248,375	7.25	NR/NR	Virtual Radiologic Corp., Term Loan A, 12/22/16	4,561,314
	2,425,000	7.25	NR/NR	Virtual Radiologic Corp., Term Loan B, 12/22/16	1,770,250
					$50,721,090
				Health Care Facilities - 0.5%
	8,970,000	1.75	B-/B3	Amsurg Corp., Bridge Loan, 5/29/15	$9,014,850
	8,682,433	4.00	B+/B1	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	8,709,565
	6,144,723	4.25	BB/Ba2	CHS, 2021 Term D Loan, 1/27/21	6,190,329
	4,661,830	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	4,685,838
	3,209,456	6.00	B/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19	3,217,480
	2,064,028	3.75	NR/Ba2	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	2,062,738
	2,227,500	6.75	B-/B2	Steward Health Care System LLC, Term Loan, 4/10/20	2,202,441
					$36,083,241
				Managed Health Care - 0.0%+
	2,667,243	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$2,690,581
	1,939,156	9.75	B+/B2	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	1,956,124
					$4,646,705
				Health Care Technology - 0.1%
	3,954,363	4.00	B+/Ba3	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$3,962,964
	1,964	3.75	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,967
	1,732,800	4.00	BB+/Ba3	MedAssets, Inc., Term B Loan, 12/13/19	1,734,243
					$5,699,174
				Total Health Care Equipment & Services	$110,023,990
				Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
				Biotechnology - 0.0%+
	689,500	3.50	BB+/Ba3	Alkermes, Inc., 2019 Term Loan, 9/25/19	$690,362
				Pharmaceuticals - 0.4%
	4,389,000	3.23	BB/Ba1	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	$4,389,277
	2,460,000	4.25	B/NR	JLL, Initial Dollar Term Loan, 1/23/21	2,444,625
	9,190,392	4.00	B/B1	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	9,205,473
	7,878,902	3.25	BBB-/Baa2	RPI Finance Trust, Term B-3 Term Loan, 11/9/18	7,901,065
	7,186,776	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	7,189,471
					$31,129,911
				Total Pharmaceuticals, Biotechnology & Life Sciences	$31,820,273
				Diversified Financials - 0.2%
				Other Diversified Financial Services - 0.1%
	1,525,000	6.00	B+/B1	GREDE Holdings LLC , Term Loan, (first Lien) 5/21/21	$1,532,308
	3,860,923	3.50	BBB-/Ba2	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	3,868,162
	1,287,000	5.00	B/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	1,291,826
	2,270,659	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	2,296,204
					$8,988,500
				Specialized Finance - 0.1%
	7,077,584	4.25	B/B1	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$7,089,383
				Total Diversified Financials	$16,077,883
				Insurance - 0.5%
				Insurance Brokers - 0.4%
	26,473,387	4.25	NR/B1	USI Insurance Services LLC, Term B Loan, 12/30/19	$26,545,077
				Life & Health Insurance - 0.1%
	4,808,432	3.75	BB/Ba2	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$4,817,448
				Multi-line Insurance - 0.0%+
	1,694,360	4.25	B/B1	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$1,700,714
				Property & Casualty Insurance - 0.0%+
	1,656,908	5.75	B/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$1,663,644
				Total Insurance	$34,726,883
				Real Estate - 0.0%+
				Real Estate Services - 0.0%+
	2,493,719	4.50	B+/B1	Altisource Solutions Sarl, Term B Loan, 12/9/20	$2,496,836
				Total Real Estate	$2,496,836
				Software & Services - 0.5%
				IT Consulting & Other Services - 0.2%
	8,960,000	4.50	B-/B1	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	$8,974,936
	736,760	4.50	B-/B1	Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19	743,668
	1,261,838	4.50	B+/B1	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	1,266,766
					$10,985,370
				Data Processing & Outsourced Services - 0.0%+
	1,528,214	4.15	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/23/18	$1,533,284
	115,933	4.24	B/B1	First Data Corp., 2021 New Dollar Term Loan, 3/24/21	116,357
					$1,649,641
				Application Software - 0.3%
	12,775,560	8.50	B-/B1	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$12,722,324
	4,034,508	3.50	BBB-/B1	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	4,039,551
	5,768,666	4.25	B+/B1	Vertafore, Inc., Term Loan (2013), 10/3/19	5,786,093
					$22,547,968
				Total Software & Services	$35,182,979
				Technology Hardware & Equipment - 0.0%+
				Electronic Equipment Manufacturers - 0.0%+
	1,439,064	4.75	B/B2	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$1,446,860
				Electronic Components - 0.0%+
	1,656,399	5.00	B/B2	Scitor Corp., Term Loan, 2/15/17	$1,633,264
				Total Technology Hardware & Equipment	$3,080,124
				Semiconductors & Semiconductor Equipment - 0.2%
				Semiconductor Equipment - 0.1%
	8,631,098	4.50	NR/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19	$8,674,253
				Semiconductors - 0.1%
	1,852,642	3.25	BB+/Ba2	Microsemi Corp., Term Loan (First Lien), 3/14/21	$1,846,274
				Total Semiconductors & Semiconductor Equipment	$10,520,527
				Telecommunication Services - 0.1%
				Integrated Telecommunication Services - 0.1%
	1,750,000	4.75	B/B2	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	$1,756,562
	2,207,012	3.25	BB/Ba3	West Corp., B-10 Term Loan (First Lien), 6/30/18	2,197,969
					$3,954,531
				Wireless Telecommunication Services - 0.0%+
	1,487,731	4.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	$1,489,590
	2,181,423	4.00	BB-/B1	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	2,184,490
					$3,674,080
				Total Telecommunication Services	$7,628,611
				Utilities - 0.2%
				Electric Utilities - 0.1%
	1,413,113	3.00	BB/Ba3	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	$1,390,403
	2,148,148	4.25	BB-/Ba3	Star West Generation LLC, Term B Advance, 3/13/20	2,156,204
					$3,546,607
				Independent Power Producers & Energy Traders - 0.1%
	5,413,163	4.00	BB-/B1	Calpine Corp., Term Loan (3/11), 4/1/18	$5,439,476
	1,080,750	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	1,085,328
	3,971,254	3.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 12/11/19	3,976,218
					$10,501,022
				Total Utilities	$14,047,629
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $678,525,959)	$678,724,498
				RIGHTS / WARRANTS - 0.0%+
				Automobiles & Components - 0.0%+
				Auto Parts & Equipment - 0.0%+
	547			Lear Corp., 11/9/14	$96,934
				Total Automobiles & Components	$96,934
				TOTAL RIGHTS / WARRANTS
				(Cost $29,544)	$96,934

				REPURCHASE AGREEMENTS - 3.0%
	9,000,000			Bank of Nova Scotia, Inc., 0.10%, dated 6/30/14, repurchase price of
				$9,000,000 plus accrued interest on 7/1/14 collateralized by the following:
				$6,389,393 Federal National Mortgage Association, 3.00%, 6/1/29
				$2,790,633 Government National Mortgage Association (ARM), 3.50%, 11/20/43	$9,000,000

	174,300,000			Royal Bank of Canada, 0.08%, dated 6/30/14, repurchase price of
				$174,300,000 plus accrued interest on 7/1/14 collateralized by the following:
				$102,460,943 Federal National Mortgage Association, 2.50-4.50%, 6/1/27-4/1/44
				$57,637,187 Freddie Mac Giant, 3.50-4.00%, 2/1/43-4/1/44
				$7,281,373 Federal National Mortgage Association (ARM), 0.00%, 6/1/44
				$10,406,498 Federal Home Loan Mortgage Corp, 2.546%, 5/1/43	174,300,000

	34,000,000			TD Securities USA LLC, 0.10%, dated 6/30/14, repurchase price of
				$34,000,000 plus accrued interest on 7/1/14 collateralized by the following:
				$34,680,000 Federal National Mortgage Association, 3.50-4.00%, 6/1/32-3/1/34	34,000,000
					$217,300,000
				TOTAL REPURCHASE AGREEMENTS
				(Cost $217,300,000)	$217,300,000

				TOTAL INVESTMENT IN SECURITIES - 99.2%
				(Cost $6,924,952,812) (a)	$7,157,925,139

				WRITTEN OPTION - (0.0)%+
	(19,969,960)			Call USD/Put TRY @ 2.95, 12/1/15	$(33,032)
				TOTAL WRITTEN OPTION
				(Cost $(329,005))	$(33,032)

				OTHER ASSETS & LIABILITIES - 0.8%	$59,236,452

				TOTAL NET ASSETS - 100.0%	$7,217,128,559

	+			Amount rounds to less than 0.1% and (0.1)%.

	Step			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	Cat Bond			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case
				of a catastrophe.

	Perpetual			Security with no stated maturity date.

	PIK			Represends a pay in kind security.

	REIT			Real Estate Investment Trust.

	(G.D.R.)			Global Depositary Receipt.

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Rating withdrawn by either S&P or Moody's.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2014, the value of these securities amounted to $2,032,480,249 or 28.2% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)			At June 30, 2014, the net unrealized appreciation on investments based on
				cost for federal income tax purposes of $6,520,823,615 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$285,361,178

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(149,878,241)

				Net unrealized appreciation	$135,482,937

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is valued using fair value methods (other than prices supplied by independent pricing services).
				See Notes To Financial Statements - Note 1A.

	(d)			Security issued with a zero coupon. Income is recognized through accretion of discount.

	(e)			Security represents the interest only portion payments on a pool of underlying mortgages or
				mortgage-backed securities.

	(f)			Security is in default and is non-income producing.

				Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			AUD	Australian Dollar
			BRL	Brazilian Real
			CAD	Canadian Dollar
			CNY	New Chinese Yuan
			EURO	Euro
			GBP	British Pound Sterling
			GHS	Ghanian Cedi
			IDR	Indonesian Rupiah
			INR	Indian Rupee
			KES	Kenyan Shilling
			MXN	Mexican Peso
			NGN	Nigerian Naira
			NOK	Norwegian Krone
			NZD	New Zealand Dollar
			PLN	Polish Zloty
			RON	Romanian New Leu
			RUB	Russian Ruble
			TRY	Turkish Lira

		CREDIT DEFAULT SWAP AGREEMENT - BUY PROTECTION
Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
(69,795,000)	JP Morgan Securities LLC	CDX NA.HY.22.V1	5.00%	6/20/19	$ (5,343,680)	$ (726,280)
					$ (5,343,680)	$ (726,280)
		CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION
Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
7,000,000	JP Morgan Securities LLC	American Axle & Manufacturing Co.	5.00%	12/20/17	$ (280,000)	$ 1,119,343
					$ (280,000)	$ 1,119,343
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes To Financial Satements - Note 1A.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund's investments:

			Level 1	Level 2	Level 3	Total
		Convertible Corporate Bonds	$ -	$ 217,456,331	$ -	$ 217,456,331
		Preferred Stocks
		Transportation	-	7,526,250	-	7,526,250
		Regional Banks	8,473,192	2,554,538	-	11,027,730
		Diversified Financials	71,160,736	16,076,169	-	87,236,905
		Reinsurance	-	-	23,753,415	23,753,415
		Diversified REIT	-	4,040,156	-	4,040,156
		All Other	76,667,407	-	-	76,667,407
		Convertible Preferred Stocks
		Diversified Financials	-	6,369,312	-	6,369,312
		All Other	71,836,604	-	-	71,836,604
		Common Stock
		Air Freight & Logistics	-	1,175,570	-	1,175,570
		Real Estate	-	1,213,146	-	1,213,146
		Education Services	-	3,208,053	-	3,208,053
		All Other	680,127	-	-	680,127
		Asset Backed Securities	-	263,850,454	-	263,850,454
		Collateralized Mortgage Obligations	-	695,673,086	-	695,673,086
		Corporate Bonds
		Other Diversified Financial Services	-	158,918,240	7,903,743	166,821,983
		Reinsurance	-	227,601,374	40,327,103	267,928,477
		All Other	-	2,403,630,810	-	2,403,630,810
		U.S. Government Agency Obligations	-	1,210,260,402	-	1,210,260,402
		Foreign Government Bonds	-	474,914,806	-	474,914,806
		Municipal Bonds	-	266,532,683	-	266,532,683
		Senior Floating Rate Loan Interests	-	678,724,498	-	678,724,498
		Rights/Warrants	96,934	-	-	96,934
		Repurchase Agreements	-	217,300,000	-	217,300,000
		Total	$ 228,915,000	$6,857,025,878	$ 71,984,261	$7,157,925,139

		Other Financial Instruments
		Unrealized Appreciation on Credit Default Swaps	$ -	$ 446,486	$ -	$ 446,486
		Unrealized Depreciation on Written Options	-	(33,032)	-	$ (33,032)
		Unrealized Depreciation on Futures Contracts	5,006,944	-	-	5,006,944
		Unrealized Depreciation on forward foreign currency contracts	-	(1,643,693)	-	(1,643,693)
		Total Other Financial Instruments	$ 5,006,944	$ (1,230,239)	$ -	$ 3,776,705

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
			Preferred Stocks	Corporate Bonds	Total
		Balance as of 9/30/13	$ 25,829,659	$ 17,728,748	$ 43,558,407
		Realized gain (loss)	853,777	28,885	882,662
		Change in unrealized appreciation (depreciation)1	318,044	892,700	1,210,744
		Purchases	12,954,500	38,980,513	51,935,013
		Sales	(16,202,565)	(9,400,000)	(25,602,565)
		Transfers in to Level 3*	-	-	-
		Transfers out of Level 3*	-	-	-
		Balance as of 6/30/14	$ 23,753,415	$ 48,230,846	$ 71,984,261

	1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

	2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

	*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2014, there were
		no transters between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments
		still held as of 6/30/14	$ 1,210,744
ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date August 29, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date August 29, 2014

* Print the name and title of each signing officer under his or her signature.